UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-22648

Aspiriant Trust

(Exact name of registrant as specified in charter)

11100 Santa Monica Boulevard Suite 600
Los Angeles, California 90025

(Address of principal executive offices) ( Zip code)

Robert J. Francais

Aspiriant Trust
11100 Santa Monica Boulevard Suite 600
Los Angeles, California 90025

(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 806-4000

Date of fiscal year end: Feb 28

Date of reporting period: February 28, 2015

Item 1.  Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
A series of Aspiriant Trust

Annual Report
February 28, 2015

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

TABLE OF CONTENTS

Letter to Shareholders	2
Growth of $10,000 Investment and Performance	5
Schedule of Investments	6
Summary of Investments	29
Statement of Assets and Liabilities.	30
Statement of Operations	31
Statement of Changes in Net Assets	32
Financial Highlights	33
Notes to Financial Statements	34
Report of Independent Registered Public Accounting Firm	46
Other Information	47
Expense Example	51
Trustees and Officers	52

2

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
LETTER TO SHAREHOLDERS
February 28, 2015

FISCAL YEAR UPDATE

The Aspiriant Risk-Managed Global Equity Fund (the “Fund”) was designed to give shareholders the confidence to remain invested in global equities over the long-term, particularly during periods of steep market downturns. This is important because studies of long-term market returns and asset allocation indicate that staying invested in equities is an important part of maximizing investment returns. In addition, we believe that a long-term approach to investing in equities can offer a cost-effective and tax-efficient way to participate in economic progress in both developed and emerging markets. As such, effective risk management over a complete market cycle is critical to the Fund achieving its objectives. When we first launched the Fund, its primary approach to risk management was top-down (e.g. managing risk at the portfolio-level by overlaying options on a portion of the long-only global equities held by the Fund). Beginning in October 2014, we began incorporating a second, bottom-up risk management approach. This portion of the Fund manages risk at individual security-level by focusing on stocks that exhibit lower volatility, lower earnings variation, lower leverage, and higher earnings yields versus the benchmark. We believe that combining these two risk management techniques will provide diversified protection against potential market pullback and therefore help smooth out the Fund’s overall return pattern.

GLOBAL EQUITY MARKETS

Global equity performance was mixed, with the MSCI ACWI All Cap Index up +6.78 for the year. US equity markets once again drove overall global returns. The broad based Russell 3000® rose +14.12% on the year with large capitalization stocks leading the charge (Russell 1000® +14.88% versus Russell 2000® +5.63%). Looking at the equity style impact on US returns, growth stocks outran value stocks with the Russell 1000® Growth Index returning +16.24% and the Russell 1000® Value Index returning +13.49% during the year.

The strength of the US dollar put a severe dampening on overseas investments. In local currency, the MSCI EAFE® had a stellar year with returns of +15.63%, but the currency impact essentially erased that entire return. In spite of the strong dollar, US investors could find positive overseas returns by moving out of Europe and into Asia and Emerging markets. The MSCI Japan index returned +8.94% on the year and the MSCI Emerging Markets Index returned +5.01%.

FUND REVIEW

The Fund returned +5.01% during the year, trailing the benchmark, the MSCI ACWI All Cap Index, which returned +6.78%. Overall the Fund’s performance matched expectations. Through the first half of the year, the Fund was beating the benchmark by 100 basis points, benefiting from an overweight to the US and a fairly steady range-bound trading environment. In the third quarter, the Fund hit headwinds when volatility spiked and markets sold off into a mix of global economic and geopolitical turmoil only to sharply rebound on news the U.S. Federal Reserve would remain patient with any future interest rate hike. The whipsaw action of the markets resulted in substantial drag from the top-down risk management strategy when realized market volatility exceeded expected volatility (as implied by the prevailing price of stock options). The bottom-up risk management strategy was not fully implemented until January 2015 and as a result did not have a demonstrable impact on fiscal year performance.

LOOKING AHEAD

We launched the Aspiriant Risk-Managed Global Equity Fund with one overarching goal: to serve as a solution for Aspiriant’s clients to remain invested in global equity through all parts of the market cycle, particularly during periods of steep market downturns. By design, we recognize the Fund will likely underperform in certain environments, such as the bull market experienced during the majority of the period since the Fund’s inception. However, as the Fund was conceived for long-term investing by long-term investors, we tend not to be overly preoccupied by short-term

3

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
LETTER TO SHAREHOLDERS (Continued)
February 28, 2015

performance. Our focus remains on performance over an entire market cycle and we encourage investors to share that objective. Moreover, the Fund’s performance has proven to be consistent with our expectations, which gives us confidence the Fund was properly conceived, designed and executed.

Looking ahead, we remain concerned about valuation levels of most equity and fixed income securities around the world. In fact, we find very few opportunities to take advantage of attractive valuations. At the same time, we cannot point to a specific “triggering event” on the horizon that would likely, and predictably, result in an abrupt pullback in the market. This, of course, reinforces difficulty of market timing. Therefore, we believe the coming months will oscillate through periodic pullbacks and advances until earnings and growth catch up to the prevailing level of valuations. Given this outlook, we believe we are entering an environment in which risk-managed equities, including the Fund, should prove their mettle. In that regard, we believe this is an appropriate opportunity to consider a risk-managed equity solution as part of a globally diversified portfolio.

John Allen, CFA®
Chief Investment Officer

Kevin Woolley
Manager – Aspiriant Funds

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971.

An investment in the Fund is subject to risks and you could lose money on your investment in the Fund. The principal risks of investing in the Fund include, but are not limited to, investing in smaller companies with limited resources, foreign securities and currencies, emerging markets, derivatives and illiquid investments, and use of predictive models. A value oriented investing style may go in and out of favor which may cause the Fund to sometimes underperform other equity funds.

Foreign securities have additional risks including currency rate changes, political and economic instability, less regulation and market liquidity. Investments in emerging markets involve even greater risks.

The Fund may invest in derivatives which can be highly volatile, illiquid, difficult to value, and changes in the value of a derivative may not correlate with the underlying securities or other securities held directly by the Fund. Such risks include losses which, as a result of leverage, can be substantially greater than the derivatives’ original cost. There is also a possibility that derivatives may not perform as intended which can reduce opportunity for gain or result in losses by offsetting positive returns in other securities the Fund owns.

The adviser and sub-advisers may be unable to construct the Fund’s investment portfolio such that the intended federal tax implications, when making investment decisions with respect to individual securities, are achieved.

4

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
LETTER TO SHAREHOLDERS (Continued)
February 28, 2015

The views expressed are those of the authors at the time created. They do not necessarily reflect the views of other persons in the Aspiriant, LLC organization. These views are subject to change at any time based on market and other conditions, and Aspiriant disclaims any responsibility to update such views. No forecasts can be guaranteed. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any Aspiriant portfolio.

Please consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus that contains this and other information about the Fund is available by calling 1-877-997-9971 and should be read carefully prior to investing.

The MSCI ACWI All Cap Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. It is not possible to invest directly in an index. The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI EAFE Small Cap Index is an equity index which captures small cap representation across Developed Markets countries around the world, excluding the US and Canada. The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI Japan Index is designed to measure the performance of the large and mid-cap segments of the Japanese market.

CFA® and Chartered Financial Analyst® are registered trademarks owned by CFA Institute.

5

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
GROWTH OF A $10,000 INVESTMENT AND PERFORMANCE
February 28, 2015 (Unaudited)

The above graph assumes an initial investment of $10,000 in the Advisor Shares made as of the close of business on April 4, 2013 (Commencement of the Fund’s Operations).

	Annualized
Total Returns as of February 28, 2015	1 Year	Since Inception*
Aspiriant Risk-Managed Global Equity Fund
Advisor Shares	5.01%	8.04%
MSCI ACWI All Cap Index (1)	6.78%	12.94%

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971, or go to www.aspiriantfunds.com.

The performance shown in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	For the period close of business April 4, 2013 (commencement of operations) through February 28, 2015.

(1)
The MSCI ACWI All Cap Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. Returns include the reinvestment of distributions but do not consider sales charges. Performance is shown for illustrative purposes only and does not predict or depict the performance of the Fund.

The above referenced Index does not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in their underlying securities.

6

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
As of February 28, 2015

Number of Shares		Value
	COMMON STOCK – 74.2%
	AUSTRALIA – 1.3%
350	ASX Ltd.	$12,061
17,377	Australia & New Zealand Banking Group Ltd.	479,392
47,018	BC Iron Ltd.[1]	17,969
12,805	BHP Billiton Ltd. - ADR	336,297
17,126	Bradken Ltd.	29,684
16,306	Cabcharge Australia Ltd.	65,022
5,686	Caltex Australia Ltd.	163,353
4,352	Challenger Ltd.*	23,836
2,689	Commonwealth Bank of Australia	192,904
883	Computershare Ltd.	8,667
1,295	CSL Ltd.	93,248
38,629	CSR Ltd.	130,028
5,048	Dexus Property Group - REIT	31,085
59,256	Fairfax Media Ltd.	45,315
4,791	Federation Centres Ltd. - REIT	11,138
9,542	Goodman Group - REIT	46,454
9,203	GPT Group - REIT	33,771
5,771	GUD Holdings Ltd.	35,009
3,172	Independence Group NL	14,094
5,072	Investa Office Fund - REIT	15,907
16,866	Lend Lease Group	228,239
2,915	Macquarie Group Ltd.	165,676
20,198	Mirvac Group - REIT	32,771
89,638	Mount Gibson Iron Ltd.	17,472
3,779	National Australia Bank Ltd.	111,810
5,274	Newcrest Mining Ltd.*	59,141
5,923	Novion Property Group - REIT	11,399
239,340	Qantas Airways Ltd.*	539,247
719	Ramsay Health Care Ltd.	37,543
1,905	Rio Tinto Ltd.	95,659
25,068	Scentre Group - REIT	75,518
68,514	Sigma Pharmaceuticals Ltd.	48,899
1,282	Sirtex Medical Ltd.	35,575
10,681	Spark Infrastructure Group	17,863
12,704	Stockland - REIT	46,500
54,531	Tabcorp Holdings Ltd.	215,725
51,380	Telstra Corp. Ltd.	255,383
40,241	Transfield Services Ltd.*	48,669
9,438	Westfield Corp. - REIT	72,278
739	Westpac Banking Corp.	21,982

Number of Shares		Value
	COMMON STOCK (Continued)
	AUSTRALIA (Continued)
3,568	Woodside Petroleum Ltd.	$97,933
		4,020,516
	AUSTRIA – 0.0%
1,970	Austria Technologie & Systemtechnik A.G.	29,468
499	Buwog A.G.	11,107
814	CA Immobilien Anlagen A.G.*	16,606
506	Conwert Immobilien Invest S.E.	6,918
366	DO & CO A.G.	29,481
1,128	Oesterreichische Post A.G.	55,648
		149,228
	BELGIUM – 0.5%
145	Ackermans & Van Haaren N.V.	17,726
215	Befimmo S.A. - REIT*	15,534
21,207	Belgacom S.A.	796,532
4,323	bpost S.A.	121,487
113	Cofinimmo - REIT*	13,963
4,133	Delhaize Group S.A.	371,082
246	Groupe Bruxelles Lambert S.A.	21,494
173	KBC Ancora*	5,902
9,495	Nyrstar N.V.*	35,159
1,782	ThromboGenics N.V.*	14,748
121	Warehouses De Pauw SCA - REIT	9,966
		1,423,593
	BERMUDA – 1.9%
1,592	African Minerals Ltd.*	246
11,359	Arch Capital Group Ltd.*	671,998
68,995	Archer Ltd.*	21,131
2,300	Assured Guaranty Ltd.[2]	60,996
900	Bunge Ltd.	73,602
2,774	Catlin Group Ltd.	29,291
1,000	Cheung Kong Infrastructure Holdings Ltd.	8,530
4,145	China Yuchai International Ltd.	80,703
9,034	Endurance Specialty Holdings Ltd.	574,291
12,900	Esprit Holdings Ltd.[1]	13,334
6,380	Everest Re Group Ltd.	1,132,003
4,000	First Pacific Co., Ltd.	4,069
1,852,000	GOME Electrical Appliances Holding Ltd.[1]	250,357
5,144	Gulf Keystone Petroleum Ltd.*	3,911
100	Helen of Troy Ltd.*	7,662

7

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2015

Number of Shares		Value
	COMMON STOCK (Continued)
	BERMUDA (Continued)
224,000	Li & Fung Ltd.	$229,008
14,000	Luk Fook Holdings International Ltd.	44,448
11,272	Maiden Holdings Ltd.	161,302
14,400	Man Wah Holdings Ltd.	12,323
29,300	Marvell Technology Group Ltd.	472,316
3,000	NWS Holdings Ltd.	5,428
5,500	Orient Overseas International Ltd.	34,738
5,600	PartnerRe Ltd.[2]	641,200
100	Platinum Underwriters Holdings Ltd.[2]	7,635
8,000	Playmates Toys Ltd.	1,745
7,321	RenaissanceRe Holdings Ltd.[1]	750,622
14,000	SmarTone Telecommunications Holdings Ltd.	27,962
106,500	Yue Yuen Industrial Holdings Ltd.	413,481
		5,734,332
	BRAZIL – 1.4%
55,500	AMBEV S.A. - ADR	357,975
28,800	CCR S.A.	169,122
5,100	Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR	173,655
15,200	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	89,680
45,645	Cia Energetica de Minas Gerais - ADR	209,967
4,280	Cielo S.A.	67,410
24,600	CPFL Energia S.A.	160,924
15,900	EcoRodovias Infraestrutura e Logistica S.A.	59,035
35,500	EDP - Energias do Brasil S.A.	112,675
22,700	Gerdau S.A. - ADR	81,039
30,295	Localiza Rent a Car S.A.	373,518
1,800	Lojas Renner S.A.	53,320
5,300	Natura Cosmeticos S.A.	52,501
60,700	Odontoprev S.A.	223,449
25,100	Qualicorp S.A.*	229,890
26,200	Souza Cruz S.A.	234,058
16,600	Telefonica Brasil S.A. - ADR[1]	307,764
18,881	Tim Participacoes S.A. - ADR	398,011
3,400	Totvs S.A.	41,093
34,000	Tractebel Energia S.A.	400,035
1,200	Ultrapar Participacoes S.A.	25,186
27,980	WEG S.A.	302,593
		4,122,900

Number of Shares		Value
	COMMON STOCK (Continued)
	CANADA – 3.4%
1,300	Advantage Oil & Gas Ltd.*	$6,749
100	Ag Growth International, Inc.	4,330
500	AGF Management Ltd. - Class B1	3,324
900	Agrium, Inc.	103,945
700	AGT Food & Ingredients, Inc.	16,037
3,800	Air Canada*	37,511
10,800	Alimentation Couche Tard, Inc. - Class B	416,760
200	Allied Properties Real Estate Investment Trust - REIT	6,494
900	Artis Real Estate Investment Trust - REIT	11,058
5,300	B2Gold Corp.*[1]	8,946
1,800	Bank of Montreal[1]	111,534
36,282	Bank of Nova Scotia[1]	1,939,259
1,400	Bankers Petroleum Ltd.*	3,382
1,800	Bird Construction, Inc.	17,653
4,600	BlackBerry Ltd.*	49,823
300	Boardwalk Real Estate Investment Trust - REIT	14,219
3,100	Brookfield Asset Management, Inc. - Class A1	168,255
400	Calloway Real Estate Investment Trust - REIT	9,734
500	Canadian Apartment Properties REIT - REIT	11,323
13,406	Canadian Imperial Bank of Commerce[1]	1,025,559
2,700	Canadian National Railway Co.	186,501
10,800	Canadian Natural Resources Ltd.	314,125
400	Canadian Pacific Railway Ltd.	74,906
200	Canadian Real Estate Investment Trust - REIT	7,487
700	Canfor Corp.*	16,071
500	Catamaran Corp.*	24,962
11,688	Celestica, Inc.*	137,508
11,700	Centerra Gold, Inc.	57,185
1,100	Chartwell Retirement Residences - REIT	11,263
700	CI Financial Corp.	19,666
600	Cogeco Cable, Inc.	35,743
800	Cominar Real Estate Investment Trust - REIT	12,620

8

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2015

Number of Shares		Value
	COMMON STOCK (Continued)
	CANADA (Continued)
1,200	Crescent Point Energy Corp.[1]	$29,614
1,100	Detour Gold Corp.*	10,638
2,000	Dollarama, Inc.	100,024
3,800	Dominion Diamond Corp.*	64,656
100	Dorel Industries, Inc. - Class B1	3,257
300	Dream Office Real Estate Investment Trust - REIT	6,578
9,400	Encana Corp.	122,491
500	Fairfax Financial Holdings Ltd.	262,379
1,000	First Majestic Silver Corp.*	6,168
200	FirstService Corp.	12,130
200	Gluskin Sheff + Associates, Inc.	4,579
300	Granite Real Estate Investment Trust - REIT	10,876
200	Great Canadian Gaming Corp.*	3,107
600	Great-West Lifeco, Inc.	16,923
800	H&R Real Estate Investment Trust - REIT	15,474
200	IGM Financial, Inc.	7,086
700	Intertape Polymer Group, Inc.	10,583
2,700	Jean Coutu Group PJC, Inc. - Class A	58,315
900	Labrador Iron Ore Royalty Corp.	13,074
38,800	Lightstream Resources Ltd.[1]	37,866
2,600	Linamar Corp.	162,913
900	MAG Silver Corp.*	6,516
3,100	Magna International, Inc.	336,955
100	Manitoba Telecom Services, Inc.	1,994
600	Maple Leaf Foods, Inc.	10,895
7,200	OceanaGold Corp.	13,765
900	Parex Resources, Inc.*	5,666
1,100	Power Corp. of Canada	29,671
900	Quebecor, Inc. - Class B	23,153
1,200	RioCan Real Estate Investment Trust - REIT	28,097
2,100	Rogers Communications, Inc. - Class B	74,267
800	RONA, Inc.	9,727
22,906	Royal Bank of Canada[1]	1,434,555
11,600	Sandvine Corp.*	32,849
7,300	Sherritt International Corp.	14,657
400	Sierra Wireless, Inc.*	15,045
26,400	Suncor Energy, Inc.[1]	792,570

Number of Shares		Value
	COMMON STOCK (Continued)
	CANADA (Continued)
700	Tahoe Resources, Inc.[1]	$9,794
30,125	Toronto-Dominion Bank	1,320,869
400	Transcontinental, Inc. - Class A	5,347
5,400	TransGlobe Energy Corp.	15,767
600	Uranium Participation Corp.*	2,678
1,300	Valeant Pharmaceuticals International, Inc.*	256,100
100	West Fraser Timber Co., Ltd.	5,444
40,700	Western Forest Products, Inc.	69,347
400	Westshore Terminals Investment Corp.	10,377
4,500	Wi-Lan, Inc.	11,843
700	Yellow Pages Ltd.*	9,183
		10,369,794
	CAYMAN ISLANDS – 0.3%
1,000	ASM Pacific Technology Ltd.[1]	10,147
3,500	Fabrinet*	62,825
92,000	FIH Mobile Ltd.*	43,515
21,000	IGG, Inc.	7,898
1,324	Phoenix Group Holdings	17,512
22,419	Shanda Games Ltd. - ADR*	125,547
360,000	Sino Biopharmaceutical Ltd.	341,917
40,000	SPT Energy Group, Inc.	7,880
11,500	Tencent Holdings Ltd.	200,649
46,000	United Laboratories International Holdings Ltd.*	21,052
26,000	Xinyi Glass Holdings Ltd.[1]	13,905
		852,847
	CHILE – 0.9%
19,300	Banco Santander Chile - ADR[1]	405,300
4,959	Cia Cervecerias Unidas S.A. - ADR[1]	94,766
301,844	Empresa Nacional de Electricidad S.A.	454,010
29,070	Empresas COPEC S.A.	341,230
68,112	Enersis S.A. - ADR	1,120,442
29,495	S.A.C.I. Falabella	214,447
		2,630,195
	CHINA – 0.3%
16,308	China Construction Bank Corp. - ADR	271,039
3,472	China Petroleum & Chemical Corp. - ADR	290,537
120,000	China Telecom Corp. Ltd. - Class H	77,736

9

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2015

Number of Shares		Value
	COMMON STOCK (Continued)
	CHINA (Continued)
5,353	Industrial & Commercial Bank of China Ltd. - ADR[1]	$78,100
16,800	Sinopharm Group Co., Ltd. - Class H	58,739
36,000	Tsingtao Brewery Co., Ltd. - Class H	227,794
		1,003,945
	CURACAO – 0.0%
3,800	Orthofix International N.V.*	123,234

	DENMARK – 0.5%
111	Auriga Industries A/S - B Shares*	5,159
309	Bavarian Nordic A/S*	9,755
3,950	Carlsberg A/S - ADR[1]	68,074
3,807	Danske Bank A/S	100,747
650	Dfds A/S*	69,908
3,414	Novo Nordisk A/S - Class B	163,375
10,121	Pandora A/S	922,956
819	Royal Unibrew A/S*	147,190
1,139	Schouw & Co.	54,029
408	Topdanmark A/S*	13,519
		1,554,712
	FAROE ISLANDS – 0.0%
1,560	Bakkafrost P/F	36,182

	FINLAND – 0.4%
6,375	Caverion Corp.	60,473
2,444	Citycon OYJ	8,651
5,320	Metsa Board OYJ	34,796
69,639	Nokia OYJ	559,631
12,755	Orion OYJ - Class B	415,289
2,500	Sponda OYJ	12,528
977	Technopolis OYJ*	4,817
1,286	Tieto OYJ	34,229
4,784	Valmet OYJ	63,072
		1,193,486
	FRANCE – 2.4%
409	Alten S.A.*	18,303
20,113	AXA S.A.	509,572
1,337	BNP Paribas S.A.	77,705
233	Boiron S.A.	23,065
1,153	Cap Gemini S.A.	93,075
3,293	Cie Generale des Etablissements Michelin	316,149

Number of Shares		Value
	COMMON STOCK (Continued)
	FRANCE (Continued)
22,154	Credit Agricole S.A.	$310,820
3,345	Derichebourg S.A.	11,405
920	Genfit*	61,551
869	Groupe Fnac*	47,921
1,037	Ipsen S.A.	52,653
769	Klepierre - REIT	37,553
6,276	L'Oreal S.A.	1,137,469
3,570	Lagardere SCA	102,428
48,651	Natixis	351,555
246	Nexity S.A.*	10,121
41,899	Orange S.A.	764,171
24,470	Peugeot S.A.*	408,783
520	Rallye S.A.*	19,685
12,600	Sanofi	1,232,386
560	Sanofi - ADR	27,362
1,351	SCOR S.E.	44,475
1,399	Societe BIC S.A.	209,120
4,464	Societe Generale S.A.	205,686
18,980	Technicolor S.A.*	116,916
2,081	Teleperformance	160,612
1,764	Thales S.A.	101,304
3,591	Total S.A.	192,925
587	Unibail-Rodamco S.E. - REIT	168,875
1,729	Valeo S.A.	259,684
9,949	Vivendi S.A.	242,213
		7,315,542
	GERMANY – 1.9%
1,313	Aareal Bank A.G.	58,819
950	Allianz S.E.	159,080
763	Alstria Office REIT A.G. - REIT	10,532
3,356	Bayer A.G.	496,385
272	Bechtle A.G.*	22,077
397	Cewe Stiftung & Co. KGaA	25,293
3,135	Commerzbank A.G.*	42,260
641	Continental A.G.	152,977
191	CTS Eventim A.G. & Co. KGaA	5,888
4,806	Daimler A.G.	465,522
474	Deutsche Boerse A.G.	38,647
242	Deutsche Euroshop A.G.	12,365
9,388	Deutsche Post A.G.	319,595
7,082	Deutsche Telekom A.G.	132,236

10

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2015

Number of Shares		Value
	COMMON STOCK (Continued)
	GERMANY (Continued)
2,972	Drillisch A.G.	$124,380
619	Duerr A.G.	66,239
23,439	E.ON S.E.	378,977
2,799	Freenet A.G.	83,557
2,188	Fresenius S.E. & Co. KGaA	125,381
415	Hamborner REIT A.G. - REIT	4,384
4,316	Hannover Rueckversicherung S.E.	416,428
63,667	Infineon Technologies A.G.	736,611
698	Krones A.G.	67,291
304	LEG Immobilien A.G.	25,001
7,152	Merck KGaA	737,915
743	Morphosys A.G.*	62,038
984	Muenchener Rueckversicherungs A.G.	204,241
1,977	OSRAM Licht A.G.[1]	90,670
355	Patrizia Immobilien A.G.*	6,665
4,490	Porsche Automobil Holding S.E. - ADR	41,757
3,525	Siemens A.G.	394,037
270	STRATEC Biomedical A.G.	13,664
6,355	United Internet A.G.	284,979
		5,805,891
	GUERNSEY – 0.6%
32,986	Amdocs Ltd.	1,731,765
1,945	Resolution Ltd.	12,325
		1,744,090
	HONG KONG – 1.7%
150,034	AIA Group Ltd.	882,348
82,362	Cheung Kong Holdings Ltd.	1,630,259
6,500	China Mobile Ltd.	88,206
20,736	China Mobile Ltd. - ADR	1,404,864
4,720	China Unicom Hong Kong Ltd. - ADR[1]	79,815
3,400	Hong Kong Exchanges and Clearing Ltd.	78,522
4,500	Hopewell Holdings Ltd.	16,806
9,000	Hutchison Whampoa Ltd.	123,161
656	Hutchison Whampoa Ltd. - ADR	18,034
30,000	Hysan Development Co., Ltd.	144,075
1,474	Lenovo Group Ltd. - ADR	45,075
6,500	MTR Corp. Ltd.	30,153
14,000	New World Development Co., Ltd.	16,502

Number of Shares		Value
	COMMON STOCK (Continued)
	HONG KONG (Continued)
8,000	PCCW Ltd.	$5,100
2,500	Power Assets Holdings Ltd.	25,707
164,000	Sino Land Co., Ltd.[1]	268,326
7,000	Sun Hung Kai Properties Ltd.	109,687
2,000	Swire Pacific Ltd. - Class A	27,317
14,500	The Link - REIT	92,644
9,000	Wheelock & Co., Ltd.	48,318
		5,134,919
	INDIA – 0.2%
4,400	Dr Reddy's Laboratories Ltd. - ADR[1]	231,792
2,190	Infosys Ltd. - ADR[1]	80,395
16,756	Wipro Ltd. - ADR[1]	230,898
		543,085
	INDONESIA – 0.4%
263,000	Bank Central Asia Tbk P.T.	286,778
94,500	Bank Negara Indonesia (Persero) Tbk	50,188
433,500	Kalbe Farma Tbk P.T.	60,508
571,600	Perusahaan Gas Negara Persero Tbk P.T.	229,607
176,000	Semen Indonesia Persero Tbk P.T.	202,541
1,440,000	Telekomunikasi Indonesia Persero Tbk P.T.	326,523
4,238	Telekomunikasi Indonesia Persero Tbk P.T. - ADR[1]	191,134
		1,347,279
	IRELAND – 0.3%
1,400	Alkermes PLC*	98,350
1,300	Eaton Corp. PLC	92,313
13,977	Greencore Group PLC	72,703
6,800	Medtronic PLC	527,612
7,135	UDG Healthcare PLC	51,446
		842,424
	ISLE OF MAN – 0.1%
1,401	Optimal Payments PLC*	8,007
11,801	Playtech PLC	139,452
7,724	Redefine International PLC - REIT	6,701
		154,160
	ISRAEL – 0.3%
722	Alony Hetz Properties & Investments Ltd. - REIT	5,405
901	B Communications Ltd.*	13,603
1,825	Elbit Systems Ltd.	117,292

11

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2015

Number of Shares		Value
	COMMON STOCK (Continued)
	ISRAEL (Continued)
763	Gazit-Globe Ltd.	$9,772
151	Melisron Ltd.	4,841
2,045	NICE-Systems Ltd. - ADR	119,367
384	Osem Investments Ltd.	7,066
5,277	Plus500 Ltd.*	52,153
2,019	Shikun & Binui Ltd.	4,184
324	Strauss Group Ltd.*	4,831
8,751	Teva Pharmaceutical Industries Ltd. - ADR	498,982
		837,496
	ITALY – 0.4%
50,497	Banca Popolare di Milano Scarl*	47,332
4,172	Banca Popolare di Sondrio Scarl	19,095
8,185	Beni Stabili S.p.A. - REIT	6,697
3,324	Brembo S.p.A.	125,407
2,774	Cementir Holding S.p.A.	19,703
10,129	Credito Valtellinese Scarl*	13,918
41,639	Enel S.p.A.	191,946
275	ERG S.p.A.	3,462
5,871	Esprinet S.p.A.	49,437
1,615	Finmeccanica S.p.A.*	19,558
7,142	Mediaset S.p.A.*	32,902
26,884	Mediobanca S.p.A.	247,696
6,927	Recordati S.p.A.	124,672
44,468	UniCredit S.p.A.	295,707
4,811	Unipol Gruppo Finanziario S.p.A.	24,786
		1,222,318
	JAPAN – 7.6%
800	Accordia Golf Co., Ltd.	7,904
2	Activia Properties, Inc. - REIT	17,772
1,900	ADEKA Corp.	24,153
8	Advance Residence Investment Corp. - REIT	20,061
200	Aeon Delight Co., Ltd.	4,717
300	Aeon Mall Co., Ltd.	5,823
9	AEON REIT Investment Corp. - REIT	13,404
700	Ai Holdings Corp.*	14,007
4,000	Ajinomoto Co., Inc.	77,032
1,200	Alfresa Holdings Corp.	16,726
1,800	Alpine Electronics, Inc.	32,274
900	Alps Electric Co., Ltd.*	20,247
3,200	Amada Co., Ltd.	30,252

Number of Shares		Value
	COMMON STOCK (Continued)
	JAPAN (Continued)
34,000	ANA Holdings, Inc.	$92,347
1,000	Arcland Sakamoto Co., Ltd.	20,419
300	Arcs Co., Ltd.	6,157
24,000	Asahi Kasei Corp.	248,083
30,900	Astellas Pharma, Inc.	491,553
29,000	Bank of Yokohama Ltd.	179,875
1,400	BIC Camera, Inc.	15,787
19,200	Bridgestone Corp.	736,529
2,000	Broccoli Co., Ltd.	12,012
17,600	Brother Industries Ltd.	296,701
6,000	Bunka Shutter Co., Ltd.*	49,352
1,400	Calbee, Inc.	52,961
4,000	Calsonic Kansei Corp.*	23,905
800	Canon Marketing Japan, Inc.	15,351
53,700	Canon, Inc.	1,746,628
6,529	Canon, Inc. - ADR	212,323
3,100	Central Japan Railway Co.	576,814
300	Century Tokyo Leasing Corp.	7,795
13,000	Chugoku Marine Paints Ltd.	111,121
2,700	CKD Corp.	24,664
4	Comforia Residential REIT, Inc. - REIT	8,723
19,000	Daicel Corp.	246,789
23,026	Daihatsu Motor Co., Ltd.	329,523
1,000	Daio Paper Corp.*	8,795
200	Daito Trust Construction Co., Ltd.	21,680
1,000	Daiwa House Industry Co., Ltd.	19,709
3	Daiwa House REIT Investment Corp. - REIT	14,514
6	Daiwa House Residential Investment Corp. - REIT	13,549
2	Daiwa Office Investment Corp. - REIT	11,425
3,000	Daiwa Securities Group, Inc.	24,261
1,700	Denso Corp.	79,969
700	Dip Corp.	32,777
3,100	DTS Corp.	60,587
1,000	Ezaki Glico Co., Ltd.*	43,667
500	FANUC Corp.	96,044
3	Frontier Real Estate Investment Corp. - REIT	14,140
9,100	Fudo Tetra Corp.	19,244
4,600	Fuji Heavy Industries Ltd.	156,821
800	Fuji Oil Co., Ltd.	11,114

12

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2015

Number of Shares		Value
	COMMON STOCK (Continued)
	JAPAN (Continued)
6,200	FUJIFILM Holdings Corp.	$213,470
1,000	Fujitsu General Ltd.	11,109
40,000	Fujitsu Ltd.	241,310
4,000	Fukuda Corp.	27,934
11,000	Fukuoka Financial Group, Inc.	59,038
5	Fukuoka REIT Co. - REIT*	9,504
1,200	Funai Electric Co., Ltd.	14,150
100	Fuyo General Lease Co., Ltd.	3,489
14	GLP J-Reit - REIT	15,364
1,100	Gulliver International Co., Ltd.	8,611
11,900	Hakuhodo DY Holdings, Inc.	131,729
3,000	Hankyu Hanshin Holdings, Inc.	18,996
2,100	Happinet Corp.	24,397
1,500	Haseko Corp.*	13,987
14,800	Hazama Ando Corp.	86,860
8	Heiwa Real Estate REIT, Inc. - REIT	6,477
200	Heiwado Co., Ltd.	4,355
1,000	Higo Bank Ltd.	6,173
1,200	Hino Motors Ltd.	18,295
500	HIS Co., Ltd.	16,792
2,900	Hitachi Chemical Co., Ltd.	64,105
9,600	Hitachi High-Technologies Corp.	297,192
3,000	Hitachi Kokusai Electric, Inc.	41,746
6,000	Hitachi Metals Ltd.	96,734
1,600	Hokkaido Electric Power Co., Inc.*	12,501
9,900	Hoya Corp.	399,686
700	Hulic Co., Ltd.	7,663
6	Hulic Reit, Inc. - REIT	9,114
3,000	Hyakugo Bank Ltd.	14,633
3,000	Hyakujushi Bank Ltd.*	10,692
100	IBJ Leasing Co., Ltd.	2,064
480	Iida Group Holdings Co., Ltd.*	6,660
2	Industrial & Infrastructure Fund Investment Corp. - REIT	9,824
3,000	ITOCHU Corp.	33,599
698	ITOCHU Corp. - ADR	15,653
2,000	IwaiCosmo Holdings, Inc.*	25,475
800	Izumi Co., Ltd.	29,250
20,000	Japan Airlines Co., Ltd.	615,938
400	Japan Airport Terminal Co., Ltd.	19,626
1,000	Japan Aviation Electronics Industry Ltd.	23,857

Number of Shares		Value
	COMMON STOCK (Continued)
	JAPAN (Continued)
10	Japan Excellent, Inc. - REIT*	$13,116
25	Japan Hotel REIT Investment Corp. - REIT	16,631
5	Japan Logistics Fund, Inc. - REIT*	10,193
3	Japan Prime Realty Investment Corp. - REIT	10,802
4	Japan Real Estate Investment Corp. - REIT	19,985
11	Japan Rental Housing Investments, Inc. - REIT	8,418
8	Japan Retail Fund Investment Corp. - REIT	17,193
4,400	Japan Tobacco, Inc.	138,891
4,400	JSR Corp.	80,478
10,100	JTEKT Corp.	158,615
9,900	JVC Kenwood Corp.*	32,363
1,000	Kaken Pharmaceutical Co., Ltd.	29,500
1,000	Kao Corp.	44,711
2,000	Kato Works Co., Ltd.	13,106
6,000	Kawasaki Heavy Industries Ltd.	28,489
3,122	KDDI Corp.	216,671
1,000	Keiyo Bank Ltd.	5,877
3	Kenedix Office Investment Corp.	17,147
3	Kenedix Residential Investment Corp. - REIT	9,142
2,600	Kenedix, Inc.	11,909
2,900	Kissei Pharmaceutical Co., Ltd.*	82,537
600	Kiyo Bank Ltd.	8,306
50,000	Kobe Steel Ltd.	98,715
18,400	Konica Minolta, Inc.	187,993
4,100	Konoike Transport Co., Ltd.	84,169
1,200	Kose Corp.	61,207
2,200	Kura Corp.	73,517
400	Kusuri No. Aoki Co., Ltd.	25,663
600	Kyocera Corp.	30,357
4,000	Kyowa Hakko Kirin Co., Ltd.	48,396
8,000	Kyudenko Corp.*	97,629
2,600	Leopalace21 Corp.*	14,274
1,000	Mabuchi Motor Co., Ltd.	50,719
2,000	Maeda Road Construction Co., Ltd.	31,508
2,500	Makita Corp.	118,807
2,700	MEIJI Holdings Co., Ltd.	322,575

13

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2015

Number of Shares		Value
	COMMON STOCK (Continued)
	JAPAN (Continued)
1,300	Meitec Corp.	$40,934
15,800	Mitsubishi Chemical Holdings Corp.	88,083
25,000	Mitsubishi Electric Corp.	293,087
4,000	Mitsubishi Estate Co., Ltd.	93,460
3,300	Mitsubishi Tanabe Pharma Corp.	55,646
49,500	Mitsubishi UFJ Financial Group, Inc.	322,391
2,000	Mitsui & Co., Ltd.	27,809
3,000	Mitsui Fudosan Co., Ltd.	82,439
3,200	Mitsumi Electric Co., Ltd.	24,142
9	Mori Hills REIT Investment Corp. - REIT*	12,785
6	Mori Trust Sogo Reit, Inc. - REIT	12,970
3,000	Morinaga & Co., Ltd.	9,370
500	Nakanishi, Inc.	19,217
1,200	Namco Bandai Holdings, Inc.	21,820
1,400	Namura Shipbuilding Co., Ltd.	13,379
3,000	Nankai Electric Railway Co., Ltd.	13,274
1,000	Nanto Bank Ltd.	3,597
5,000	NH Foods Ltd.	114,180
2,400	NHK Spring Co., Ltd.	24,955
900	Nichi-iko Pharmaceutical Co., Ltd.	18,112
3	Nippon Accommodations Fund, Inc. - REIT	11,511
4	Nippon Building Fund, Inc. - REIT	20,118
4	Nippon Prologics REIT, Inc. - REIT	9,256
2,000	Nippon Seiki Co., Ltd.	38,583
4,500	Nippon Telegraph & Telephone Corp.	280,478
6,642	Nippon Telegraph & Telephone Corp. - ADR	206,765
9,000	Nippon Yusen KK	27,027
10,000	Nishi-Nippon City Bank Ltd.	32,054
3,000	Nishimatsu Construction Co., Ltd.*	11,425
1,000	Nitto Kogyo Corp.*	17,971
3,400	NOK Corp.	99,624
1,300	Nomura Co., Ltd.*	12,687
9,800	Nomura Holdings, Inc.	60,401
200	Nomura Real Estate Holdings, Inc.	3,541
10	Nomura Real Estate Master Fund, Inc. - REIT	12,293
3	Nomura Real Estate Office Fund, Inc. - REIT	14,952

Number of Shares		Value
	COMMON STOCK (Continued)
	JAPAN (Continued)
2	Nomura Real Estate Residential Fund, Inc. - REIT	$11,642
2,800	North Pacific Bank Ltd.	10,964
96,101	NTT DOCOMO, Inc.	1,708,603
1,000	Obara Group, Inc.*	55,032
2,000	Oji Holdings Corp.	8,449
100	Okinawa Electric Power Co., Inc.	3,396
3,200	Omron Corp.	141,531
3,400	ORIX Corp.	48,346
14	Orix JREIT, Inc. - REIT	20,056
18,600	Otsuka Holdings Co., Ltd.	557,638
1,000	Pal Co., Ltd.	27,121
7,900	Panasonic Corp.	98,814
1,600	Pilot Corp.	91,734
2	Premier Investment Corp. - REIT	11,132
8,000	Prima Meat Packers Ltd.*	19,098
600	Raito Kogyo Co., Ltd.	5,112
100	Relo Holdings, Inc.	8,066
38,600	Resona Holdings, Inc.	216,963
800	Resorttrust, Inc.*	19,315
10,100	Rohm Co., Ltd.	651,813
200	Ryohin Keikaku Co., Ltd.	26,067
1,500	S Foods, Inc.*	25,602
200	Saizeriya Co., Ltd.	3,575
200	Sangetsu Co., Ltd.	5,794
4,000	Sankyu, Inc.	16,954
3,000	SCREEN Holdings Co., Ltd.	20,562
5,800	Secom Co., Ltd.	361,641
4,000	Seikagaku Corp.*	67,195
3,000	Seiko Epson Corp.	110,415
4,000	Seino Holdings Co., Ltd.	45,635
3,000	Sekisui Chemical Co., Ltd.	38,488
2,000	Sekisui House Ltd.	26,932
10	Sekisui House SI Investment Co. - REIT	11,844
1,400	Seven & I Holdings Co., Ltd.	53,532
10,000	Shimadzu Corp.	108,211
200	Shimamura Co., Ltd.*	19,395
11,000	Shimizu Corp.	78,422
4,200	Shin-Etsu Chemical Co., Ltd.	288,383
6,000	Shindengen Electric Manufacturing Co., Ltd.	31,977

14

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2015

Number of Shares		Value
	COMMON STOCK (Continued)
	JAPAN (Continued)
6,000	Shionogi & Co., Ltd.	$176,622
4,700	SKY Perfect JSAT Holdings, Inc.	28,466
1,600	SoftBank Corp.	98,817
1,100	Sohgo Security Services Co., Ltd.	34,520
200	Sosei Group Corp.*	5,586
4,000	Sotetsu Holdings, Inc.	19,664
11,000	Sumitomo Chemical Co., Ltd.	51,474
118,000	Sumitomo Heavy Industries Ltd.	734,501
4,800	Sumitomo Mitsui Financial Group, Inc.	191,249
1,000	Sumitomo Realty & Development Co., Ltd.	34,455
15,707	Suntory Beverage & Food Ltd.	589,303
3,400	Suzuki Motor Corp.	107,588
1,500	Takasago Thermal Engineering Co., Ltd.*	18,260
400	Takeuchi Manufacturing Co., Ltd.*	15,469
1,600	Tecmo Koei Holdings Co., Ltd.*	22,657
29,000	Teijin Ltd.	98,189
1,100	Teikoku Sen-I Co., Ltd.	16,347
2,900	THK Co., Ltd.*	69,794
1,200	Toho Holdings Co., Ltd.	20,493
26,800	Tokyo Electric Power Co., Inc.*	105,115
500	Tokyo Electron Ltd.	37,698
24,000	Tokyo Gas Co., Ltd.	146,222
8,000	Tokyo Rope Manufacturing Co., Ltd.*	13,774
1,000	Tokyo Tatemono Co., Ltd.	7,428
7,000	Tokyu Corp.	47,467
1,000	Tokyu Fudosan Holdings, Corp.	6,856
10	Tokyu, Inc. - REIT	13,178
2	Top, Inc. - REIT	8,562
2,000	Tosoh Corp.	10,033
500	Toyo Tire & Rubber Co., Ltd.	11,318
1,300	Toyoda Gosei Co., Ltd.	28,749
5,800	Toyota Motor Corp.	392,046
14,500	Trend Micro, Inc.	493,950
1,000	Tsubakimoto Chain Co.	8,053
1,600	Tsuruha Holdings, Inc.	108,109
300	UMN Pharma, Inc.*	8,303
3,600	Unicharm Corp.	99,671
6	United Urban Investment Corp. - REIT	9,774
800	Welcia Holdings Co., Ltd.	29,495

Number of Shares		Value
	COMMON STOCK (Continued)
	JAPAN (Continued)
4,600	West Japan Railway Co.	$262,352
500	Yamabiko Corp.	21,600
7,100	Yamaha Corp.	120,389
6,900	Yamaha Motor Co., Ltd.	171,615
		23,006,737
	JERSEY – 0.2%
26,002	Beazley PLC	115,940
1,400	Delphi Automotive PLC[2]	110,376
287	Randgold Resources Ltd. - ADR[1]	22,727
3,021	Shire PLC	243,707
		492,750
	LIBERIA – 0.1%
3,400	Royal Caribbean Cruises Ltd.	259,828

	LUXEMBOURG – 0.0%
1,854	Tenaris S.A. - ADR	52,932
3,445	Ternium S.A. - ADR	60,976
		113,908
	MALAYSIA – 1.5%
247,100	AMMB Holdings Bhd	437,776
229,700	Axiata Group Bhd	456,161
133,500	CIMB Group Holdings Bhd	220,319
182,000	DiGi.Com Bhd	320,898
83,700	Genting Bhd	205,523
59,200	IHH Healthcare Bhd	91,468
136,700	IJM Corp. Bhd	272,719
195,200	IOI Corp. Bhd	255,046
182,600	Malayan Banking Bhd	465,928
231,400	Maxis Bhd	452,729
5,700	Petronas Gas Bhd	36,446
170,500	Sime Darby Bhd	441,397
242,100	Telekom Malaysia Bhd	478,715
111,700	Tenaga Nasional Bhd	456,015
		4,591,140
	MALTA – 0.0%
1,459	Unibet Group PLC*	80,151

	MEXICO – 0.6%
64,400	Alfa S.A.B. de C.V. - Class A*	139,737
13,300	America Movil S.A.B. de C.V. - Series L - ADR	284,354

15

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2015

Number of Shares		Value
	COMMON STOCK (Continued)
	MEXICO (Continued)
46,100	Arca Continental S.A.B. de C.V.*	$292,705
900	Coca-Cola Femsa S.A.B. de C.V. - Series L - ADR	77,670
20,000	Grupo Bimbo S.A.B. de C.V. - Series A*	56,567
11,000	Grupo Financiero Banorte S.A.B. de C.V. - Class O	59,829
22,700	Grupo Financiero Inbursa S.A.B. de C.V. - Class O	63,838
7,100	Grupo Financiero Santander Mexico S.A.B. de C.V. - Class B - ADR	78,171
21,300	Grupo Lala S.A.B. de C.V.	42,550
760	Industrias Bachoco S.A.B. de C.V. - ADR*[1]	38,775
22,800	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	46,509
24,700	Mexichem S.A.B. de C.V.	72,110
14,200	OHL Mexico S.A.B. de C.V.*	29,356
219,600	Wal-Mart de Mexico S.A.B. de C.V.	538,279
		1,820,450
	NETHERLANDS – 1.0%
3,864	BE Semiconductor Industries N.V.*	101,824
6,466	Delta Lloyd N.V.	117,260
265	Eurocommercial Properties N.V.	12,313
35,048	Fiat Chrysler Automobiles N.V.*	541,053
1,003	Heineken N.V.	78,211
15,593	ING Groep N.V.*	231,294
17,385	Koninklijke Ahold N.V.	325,801
8,455	Koninklijke BAM Groep N.V.	39,943
10,900	LyondellBasell Industries N.V. - Class A	936,419
1,327	NSI N.V. - REIT	6,349
540	Nutreco N.V.	27,264
10,340	Reed Elsevier N.V.	256,379
180	Vastned Retail N.V. - REIT	9,376
212	Wereldhave N.V. - REIT	14,565
7,161	Wolters Kluwer N.V.	231,900
		2,929,951
	NORWAY – 0.1%
4,404	Austevoll Seafood A.S.A.	26,684
2,273	Borregaard A.S.A	14,360
9,699	Kongsberg Automotive A.S.A.*	7,172
587	Leroy Seafood Group A.S.A.	20,123

Number of Shares		Value
	COMMON STOCK (Continued)
	NORWAY (Continued)
121,798	REC Silicon A.S.A.*	$35,047
265	REC Solar A.S.A.*	3,541
3,132	Salmar A.S.A.	51,218
798	SpareBank 1 SMN*	6,230
8,419	Storebrand A.S.A.*	29,974
		194,349
	PHILIPPINES – 0.1%
3,996	Philippine Long Distance Telephone Co. - ADR[1]	286,114

	POLAND – 0.4%
1,395	Bank Pekao S.A.	69,870
1,409	Bank Zachodni WBK S.A.	127,247
25,420	Orange Polska S.A.	67,551
86,446	PGE S.A.	483,362
12,323	Powszechna Kasa Oszczednosci Bank Polski S.A.	108,263
3,069	Powszechny Zaklad Ubezpieczen S.A.	404,329
		1,260,622
	PUERTO RICO – 0.0%
3,500	Popular, Inc.*[2]	120,785

	SINGAPORE – 0.8%
4,000	Ascendas Real Estate Investment Trust - REIT[1]	7,249
46,000	Asian Pay Television Trust	31,221
2,800	Avago Technologies Ltd.	357,336
4,000	CapitaCommercial Trust - REIT	5,175
4,000	CapitaMall Trust - REIT	6,195
11,900	ComfortDelGro Corp. Ltd.	25,660
45,531	DBS Group Holdings Ltd.	652,861
72,900	Flextronics International Ltd.*	887,922
16,000	Keppel - REIT	14,558
12,000	Keppel Land Ltd.	40,035
11,000	Mapletree Commercial Trust - REIT	12,590
17,000	Mapletree Greater China Commercial Trust - REIT	12,948
10,000	Mapletree Industrial Trust - REIT	11,331
13,000	Mapletree Logistics Trust - REIT	11,733
2,800	Oversea-Chinese Banking Corp. Ltd.[1]	21,506
2,000	Sembcorp Industries Ltd.	6,200
2,000	Singapore Airlines Ltd.	17,613

16

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2015

Number of Shares		Value
	COMMON STOCK (Continued)
	SINGAPORE (Continued)
2,000	Singapore Exchange Ltd.	$12,006
3,800	Singapore Post Ltd.	5,583
3,000	Singapore Technologies Engineering Ltd.	7,720
13,000	SMRT Corp. Ltd.	16,621
3,700	United Engineers Ltd.*	7,683
6,000	United Overseas Bank Ltd.	101,484
1,000	UOL Group Ltd.	5,753
18,900	Yangzijiang Shipbuilding Holdings Ltd.[1]	16,991
		2,295,974
	SOUTH AFRICA – 1.7%
7,789	Aspen Pharmacare Holdings Ltd.	276,254
10,646	Bidvest Group Ltd.	293,731
83,993	FirstRand Ltd.	384,728
48,260	Life Healthcare Group Holdings Ltd.	187,491
10,802	Mediclinic International Ltd.	114,049
20,824	Mr. Price Group Ltd.	481,153
13,152	MTN Group Ltd.	232,921
1,981	Naspers Ltd. - N Shares	290,148
15,780	Nedbank Group Ltd.	346,181
40,539	Netcare Ltd.	142,650
8,083	RMB Holdings Ltd.*	46,993
37,764	Sanlam Ltd.	244,734
9,007	Shoprite Holdings Ltd.	128,190
36,906	Sibanye Gold Ltd. - ADR	390,835
17,882	Standard Bank Group Ltd.	233,692
6,703	Steinhoff International Holdings Ltd.	38,672
7,823	Tiger Brands Ltd.	232,670
39,929	Truworths International Ltd.*	304,218
17,934	Vodacom Group Ltd.	208,679
60,152	Woolworths Holdings Ltd.	463,413
		5,041,402
	SOUTH KOREA – 1.4%
199	Amorepacific Corp.	517,657
1,609	Dongbu Insurance Co., Ltd.	77,604
588	E-Mart Co., Ltd.	114,786
2,018	Hyundai Glovis Co., Ltd.	438,558
419	Hyundai Mobis	95,256
241	Hyundai WIA Corp.	30,833
14,164	Kangwon Land, Inc.*	438,814
3,594	Kia Motors Corp.	148,907

Number of Shares		Value
	COMMON STOCK (Continued)
	SOUTH KOREA (Continued)
12,327	Korea Electric Power Corp. - ADR*[1]	$254,922
322	KT Corp.*	9,009
3,166	KT&G Corp.	230,656
5,060	LG Display Co., Ltd.	157,104
94	LG Household & Health Care Ltd.	57,431
34,800	LG Uplus Corp.	375,679
357	NAVER Corp.	214,825
41	Orion Corp.	36,024
1,132	Samsung C&T Corp.	62,448
229	Samsung Electronics Co., Ltd.	283,229
327	Samsung Fire & Marine Insurance Co., Ltd.	75,974
460	Samsung Life Insurance Co., Ltd.	41,769
1,608	SK Telecom Co., Ltd.	422,006
		4,083,491
	SPAIN – 0.6%
88,131	Banco Santander S.A.	644,380
7,038	Ence Energia y Celulosa S.A	23,394
6,230	Gamesa Corp. Tecnologica S.A.*	73,609
5,655	Gas Natural SDG S.A.	136,446
121,339	Iberdrola S.A.	828,126
22,371	Inmobiliaria Colonial S.A.*	16,346
8,596	International Consolidated Airlines Group S.A.*	76,708
23,142	Liberbank S.A.*	18,641
10,174	Promotora de Informaciones S.A. - Class A*	3,629
588	Red Electrica Corp. S.A.	50,016
3,511	Telefonica S.A.	54,544
		1,925,839
	SWEDEN – 0.8%
141	Axfood A.B.	8,190
4,669	Bilia A.B. - A Shares*	153,382
3,734	Boliden A.B.	75,489
890	Castellum A.B.	15,242
8,351	Electrolux A.B. - Series B	272,626
1,432	Fabege A.B.	21,743
2,380	Haldex A.B.	37,011
4,105	Hennes & Mauritz A.B. - B Shares	178,982
1,160	Hufvudstaden A.B. - A Shares	17,006
39,328	Husqvarna A.B. - B Shares	307,487
1,216	Intrum Justitia A.B.	34,517

17

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2015

Number of Shares		Value
	COMMON STOCK (Continued)
	SWEDEN (Continued)
703	Investment A.B. Kinnevik - B Shares	$23,637
1,112	Investor A.B. - B Shares	44,169
999	Kungsleden A.B.	8,211
2,250	Loomis A.B. - Class B	73,863
392	Lundbergforetagen A.B. - B Shares	18,900
374	Nobia A.B.*	3,643
19,532	SAS A.B.*	43,014
6,412	Securitas A.B. - B Shares	91,211
21,917	Skandinaviska Enskilda Banken A.B. - Class A	276,526
2,481	Swedish Match A.B.	78,143
2,372	Tele2 A.B. - B Shares	27,828
34,667	Telefonaktiebolaget LM Ericsson - B Shares	447,693
751	Tethys Oil A.B.*	5,726
890	Wallenstam A.B. - B Shares	15,827
680	Wihlborgs Fastigheter A.B.	14,354
		2,294,420
	SWITZERLAND – 3.2%
8,978	ABB Ltd.	192,390
3,799	ACE Ltd.	433,124
288	Actelion Ltd.	34,479
25,547	Allied World Assurance Co. Holdings A.G.	1,033,376
146	Allreal Holding A.G.	22,403
2,285	ASCOM Holding A.G.	35,585
255	Autoneum Holding A.G.	47,551
1,177	Baloise Holding A.G.	153,140
133	Forbo Holding A.G.	141,755
54	Georg Fischer A.G.*	38,791
198	Givaudan S.A.	380,235
184	Helvetia Holding A.G.	92,454
932	Holcim Ltd.	71,899
9,965	Logitech International S.A.	148,082
57	Mobimo Holding A.G.	13,447
9,960	Nestle S.A.	778,412
14,306	Nestle S.A. - ADR	1,117,942
11,194	Novartis A.G.	1,144,856
8,808	Novartis A.G. - ADR[1]	901,939
226	PSP Swiss Property A.G.	23,461
2,169	Roche Holding A.G.	591,030
3,077	Swiss Life Holding A.G.	730,660

Number of Shares		Value
	COMMON STOCK (Continued)
	SWITZERLAND (Continued)
3,910	Swiss Re A.G.	$359,414
5,800	TE Connectivity Ltd.	418,354
2,636	Zurich Insurance Group A.G.	843,017
		9,747,796
	TAIWAN – 1.7%
40,551	Advanced Semiconductor Engineering, Inc. - ADR[1]	287,912
27,000	Asustek Computer, Inc.	280,193
149,000	Chunghwa Telecom Co., Ltd.*	468,711
15,560	Chunghwa Telecom Co., Ltd. - ADR[1]	489,518
95,000	Compal Electronics, Inc.	73,606
51,000	Far EasTone Telecommunications Co., Ltd.	125,681
164,797	Foxconn Technology Co., Ltd.	422,886
78,848	Hon Hai Precision Industry Co., Ltd.	217,876
15,000	Kinsus Interconnect Technology Corp.	48,323
4,000	Largan Precision Co., Ltd.	340,031
6,000	Novatek Microelectronics Corp.*	32,243
33,000	Pegatron Corp.	90,301
59,000	President Chain Store Corp.	457,866
15,000	Quanta Computer, Inc.	37,769
94,940	Realtek Semiconductor Corp.	296,571
28,390	Siliconware Precision Industries Co., Ltd. - ADR[1]	251,251
64,000	Taiwan Mobile Co., Ltd.*	218,752
24,802	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	608,393
121,348	Uni-President Enterprises Corp.*	203,165
136,020	Wistron Corp.	127,979
		5,079,027
	THAILAND – 0.4%
11,900	Advanced Info Service PCL	85,724
105,000	Bangkok Dusit Medical Services PCL	69,805
331,500	CP ALL PCL	410,037
79,900	PTT Global Chemical PCL	138,332
44,400	PTT PCL	470,378
56,300	Thai Oil PCL	91,331
		1,265,607
	TURKEY – 0.2%
8,823	BIM Birlesik Magazalar AS	165,333
17,988	KOC Holding AS	83,932
10,207	Turk Hava Yollari*	36,843

18

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2015

Number of Shares		Value
	COMMON STOCK (Continued)
	TURKEY (Continued)
115,842	Turk Telekomunikasyon AS	$337,218
4,319	Turkcell Iletisim Hizmetleri AS*	22,708
		646,034
	UNITED KINGDOM – 5.0%
5,331	3i Group PLC	40,500
6,924	Afren PLC*[1]	917
1,258	African Barrick Gold PLC	5,346
2,269	Alent PLC	12,291
1,158	Amlin PLC	9,454
4,500	Aon PLC	451,620
10,610	Associated British Foods PLC	510,076
4,369	AstraZeneca PLC	301,084
735	AstraZeneca PLC - ADR	50,642
5,321	Balfour Beatty PLC	20,603
192,301	Barclays PLC	761,480
4,242	Barratt Developments PLC	33,662
2,715	Bellway PLC	83,234
1,438	Berendsen PLC	24,404
2,043	Betfair Group PLC	54,877
7,325	BHP Billiton PLC	182,813
1,138	Big Yellow Group PLC - REIT	11,088
3,417	Booker Group PLC	8,458
62,651	BP PLC	431,460
6,178	BP PLC - ADR	256,016
5,819	British Land Co. PLC - REIT	74,292
14,114	British Sky Broadcasting Group PLC	216,687
91,401	BT Group PLC	640,841
16,199	Cable & Wireless Communications PLC	14,571
3,725	Cairn Energy PLC*	11,650
4,226	Capital & Counties Properties PLC	26,346
4,335	Close Brothers Group PLC	109,672
920	CSR PLC	12,281
9,048	Dart Group PLC	40,824
643	Derwent London PLC - REIT	33,209
2,074	Dialog Semiconductor PLC*	91,722
969	Diploma PLC	11,938
159,656	Direct Line Insurance Group PLC	805,040
3,619	DS Smith PLC	20,488
9,522	easyJet PLC	253,928
3,691	EnQuest PLC*	2,373

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED KINGDOM (Continued)
3,150	Ensco PLC - Class A	$77,081
318	Fidessa Group PLC	11,414
1,953	Foxtons Group PLC*	6,062
8,106	Game Digital PLC*	32,913
2,343	Go-Ahead Group PLC*	94,028
3,937	Grainger PLC	12,766
2,277	Great Portland Estates PLC - REIT	28,130
2,413	Greggs PLC	32,674
1,728	Hammerson PLC - REIT	18,002
5,830	Hansteen Holdings PLC - REIT	10,621
13,772	Hays PLC	32,485
5,248	Hikma Pharmaceuticals PLC	200,287
23,471	Home Retail Group PLC	73,286
63,734	HSBC Holdings PLC	568,137
4,433	HSBC Holdings PLC - ADR[1]	197,800
1,134	Hunting PLC	8,355
7,907	ICAP PLC	65,217
2,025	IG Group Holdings PLC	22,816
20,411	Imperial Tobacco Group PLC	1,004,474
6,343	Inchcape PLC	71,929
11,330	Intermediate Capital Group PLC	85,664
41,430	Investec PLC	368,796
83,208	ITV PLC	289,089
28,156	J Sainsbury PLC	117,880
6,814	J Sainsbury PLC - ADR	115,634
2,500	Jazztel PLC*	34,945
3,135	John Wood Group PLC	32,106
99,079	Kingfisher PLC	558,670
5,127	Laird PLC	27,725
6,063	Land Securities Group PLC - REIT	117,333
3,484	Londonmetric Property PLC - REIT	8,681
33,989	Melrose Industries PLC	80,700
1,103	Micro Focus International PLC	18,476
1,207	Mondi PLC	24,726
4,191	Next PLC	484,453
1,098	Northgate PLC	10,534
3,034	Ophir Energy PLC*	6,498
17,950	Pace PLC	92,573
2,348	Pennon Group PLC	30,789
31,130	Persimmon PLC	845,292
30,281	Premier Foods PLC*	20,424

19

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2015

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED KINGDOM (Continued)
4,583	Premier Oil PLC	$11,879
2,308	Quindell PLC[1]	3,305
4,341	Quintain Estates & Development PLC*	6,434
11,585	Reckitt Benckiser Group PLC	1,045,683
6,504	Reed Elsevier PLC	111,989
515	Rightmove PLC	24,048
5,119	Rio Tinto PLC	251,929
1,793	Rockhopper Exploration PLC*	1,827
2,831	Royal Bank of Scotland Group PLC*	16,001
15,730	Royal Dutch Shell PLC - A Shares	512,460
9,722	Royal Dutch Shell PLC - B Shares	329,516
1,668	Safestore Holdings PLC - REIT	7,188
1,087	Savills PLC	12,243
1,832	Shaftesbury PLC - REIT*	22,955
3,532	Smith & Nephew PLC	64,663
1,351	Soco International PLC	5,839
1,706	St. Modwen Properties PLC	12,762
5,215	Standard Chartered PLC	79,649
1,832	SVG Capital PLC*	13,901
460	Synergy Health PLC	15,127
2,250	Synthomer PLC	10,147
3,106	TalkTalk Telecom Group PLC	16,248
16,453	Travis Perkins PLC	511,158
5,250	Unilever PLC	231,560
1,586	Unite Group PLC*	13,467
21,286	Vodafone Group PLC	73,677
6,388	WH Smith PLC*	132,099
968	Workspace Group PLC - REIT	12,841
938	WS Atkins PLC	19,761
		15,125,708
	UNITED STATES – 27.6%
3,400	1-800-Flowers.com, Inc. - Class A*[2]	42,432
4,537	3M Co.[2]	765,165
1,000	A Schulman, Inc.[2]	42,580
363	Abbott Laboratories	17,195
19,100	AbbVie, Inc.[2]	1,155,550
4,800	ACCO Brands Corp.*[2]	36,528
2,800	Aetna, Inc.	278,740
7,736	Aflac, Inc.	481,566
2,800	AK Steel Holding Corp.*[2]	12,376

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
1,900	Alaska Air Group, Inc.	$120,935
300	Alexandria Real Estate Equities, Inc. - REIT	28,773
1,303	Allergan, Inc.	303,260
5,700	Allstate Corp.	402,420
200	Alnylam Pharmaceuticals, Inc.*[2]	20,306
5,500	Altria Group, Inc.	309,595
349	Amazon.com, Inc.*	132,676
400	AMERCO	130,728
2,300	American Airlines Group, Inc.[2]	110,170
11,874	American Electric Power Co., Inc.	683,705
9,218	American Financial Group, Inc.	580,734
1,666	American National Insurance Co.	174,514
1,400	American States Water Co.	56,182
1,300	American Tower Corp. - REIT	128,882
700	Ameriprise Financial, Inc.	93,541
1,287	AmerisourceBergen Corp.[2]	132,252
3,200	Amgen, Inc.[2]	504,704
5,700	Amkor Technology, Inc.*[2]	55,461
5,100	Anadarko Petroleum Corp.	429,573
800	Anika Therapeutics, Inc.*	31,936
3,500	Annaly Capital Management, Inc. - REIT	37,170
1,800	Anthem, Inc.	263,610
6,082	Apollo Commercial Real Estate Finance, Inc. - REIT[1]	103,941
28,052	Apple, Inc.	3,603,560
1,100	ArcBest Corp.	46,068
18,800	Archer-Daniels-Midland Co.	900,144
900	Arrowhead Research Corp.*1 2	6,777
400	Arthur J. Gallagher & Co.	18,796
39,980	AT&T, Inc.	1,381,709
700	AvalonBay Communities, Inc. - REIT	117,838
2,400	Avery Dennison Corp.	128,520
2,003	BancFirst Corp.	118,938
500	BancorpSouth, Inc.[2]	11,195
13,900	Bank of America Corp.	219,759
1,900	Bank of New York Mellon Corp.	74,366
568	Baxter International, Inc.	39,277
711	Becton, Dickinson and Co.	104,318
11,085	Benchmark Electronics, Inc.*	260,054
5,334	Berkshire Hathaway, Inc.*	786,285

20

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2015

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
4,500	Best Buy Co., Inc.	$171,450
800	Big Lots, Inc.	38,168
200	Bio-Techne Corp.	19,506
1,700	Biogen Idec, Inc.*[2]	696,303
400	BlackRock, Inc.	148,568
1,500	Bloomin' Brands, Inc.	38,640
400	Bluebird Bio, Inc.*	38,128
200	Boeing Co.[2]	30,170
5,000	Booz Allen Hamilton Holding Corp.	148,800
700	Boston Properties, Inc. - REIT	96,187
2,384	Bristol-Myers Squibb Co.	145,233
9,800	Broadcom Corp. - Class A	443,254
100	Broadridge Financial Solutions, Inc.	5,323
12,900	Brocade Communications Systems, Inc.	159,831
900	Brown & Brown, Inc.	28,926
1,900	Brown Shoe Co., Inc.	57,000
1,700	California Resources Corp.*[2]	12,172
4,600	Cambrex Corp.*	157,550
7,100	Cardinal Health, Inc.	624,729
1,600	CareFusion Corp.*	96,128
1,300	Cato Corp. - Class A	57,642
1,000	Century Aluminum Co.*	18,970
1,100	CF Industries Holdings, Inc.[2]	336,853
2,871	Chemed Corp.	334,414
1,100	Chevron Corp.[2]	117,348
181,666	Chimera Investment Corp. - REIT[2]	583,148
22	Chipotle Mexican Grill, Inc.*	14,629
6,832	Chubb Corp.	686,274
251	Church & Dwight Co., Inc.	21,370
1,100	CIRCOR International, Inc.[2]	59,037
22,300	Cisco Systems, Inc.	658,073
1,900	Citigroup, Inc.[2]	99,598
900	Clear Channel Outdoor Holdings, Inc. - Class A2	8,784
900	CME Group, Inc.	86,337
600	CNO Financial Group, Inc.	9,756
22,101	Coca-Cola Co.	956,973
6,883	Colgate-Palmolive Co.	487,454
1,500	Comcast Corp.	88,418
6,400	Comcast Corp. - Class A2	380,032
200	Community Health Systems, Inc.*[2]	9,704

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
1,100	Computer Sciences Corp.	$78,012
300	Con-way, Inc.[2]	13,251
2,195	Consolidated Edison, Inc.	138,592
1,400	Constant Contact, Inc.*	57,862
900	Cooper Tire & Rubber Co2	34,254
300	Core-Mark Holding Co., Inc.	21,096
11,100	Corning, Inc.	270,840
3,112	Costco Wholesale Corp.	457,340
300	Crane Co.	20,049
667	Credit Acceptance Corp.*	122,261
1,800	Crown Castle International Corp. - REIT	155,358
800	CubeSmart - REIT	18,560
1,300	Cummins, Inc.[2]	184,899
13,048	CVS Caremark Corp.	1,355,296
300	Deckers Outdoor Corp.*[2]	22,272
1,100	Deere & Co.	99,660
6,000	Delta Air Lines, Inc.	267,120
11,600	Denbury Resources, Inc.[2]	97,440
2,100	Depomed, Inc.*	46,095
2,000	DexCom, Inc.*	121,480
100	Dillard's, Inc. - Class A2	13,016
1,100	Diodes, Inc.*	31,339
1,600	DIRECTV*	141,760
4,600	Discover Financial Services	280,508
3,900	Dollar General Corp.*	283,218
2,000	Dollar Tree, Inc.*[2]	159,360
875	Dominion Resources, Inc.	63,079
500	Domtar Corp.	22,600
3,296	Dr. Pepper Snapple Group, Inc.	259,692
300	DST Systems, Inc.	31,887
2,900	DTE Energy Co.	237,887
3,757	Duke Energy Corp.	295,112
400	Dynegy, Inc.*[2]	11,148
2,000	Edison International	128,500
5,800	Edwards Lifesciences Corp.*[2]	771,516
7,700	Electronic Arts, Inc.*[2]	440,286
1,417	Eli Lilly & Co.[2]	99,431
5,700	EMC Corp.	164,958
4,700	Emergent Biosolutions, Inc.*	140,859
2,100	Emerson Electric Co.	121,632

21

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2015

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
7,300	Emulex Corp.*	$58,035
16,400	Entravision Communications Corp. - Class A	112,504
1,600	EPAM Systems, Inc.*	98,688
300	EPR Properties - REIT	18,303
1,300	Equity Lifestyle Properties, Inc. - REIT	70,031
1,200	Equity Residential - REIT	92,436
300	Essex Property Trust, Inc. - REIT[2]	66,729
500	Exelis, Inc.	12,100
242	Express Scripts Holding Co.*	20,519
2,400	Extra Space Storage, Inc. - REIT	157,872
2,900	Extreme Networks, Inc.*[2]	10,295
9,970	Exxon Mobil Corp.[2]	882,744
900	Facebook, Inc. - Class A*	71,073
259	Family Dollar Stores, Inc.	20,394
1,000	FedEx Corp.[2]	176,980
1,600	Ferro Corp.*	20,400
10,700	Fidelity National Information Services, Inc.	723,213
582	First Financial Corp.	19,584
2,100	Fulton Financial Corp.[2]	25,410
3,700	Gap, Inc.[2]	153,920
2,300	General Dynamics Corp.[2]	319,194
1,100	General Electric Co.	28,589
2,300	General Growth Properties, Inc. - REIT	66,723
359	General Mills, Inc.	19,311
10,200	General Motors Co.[2]	380,562
8,900	Gilead Sciences, Inc.*	921,417
9,600	Gold Resource Corp.[2]	33,216
200	Goldman Sachs Group, Inc.[2]	37,958
600	Goodyear Tire & Rubber Co.[2]	16,038
978	Google, Inc. - Class A*	550,252
800	Google, Inc. - Class C*	446,720
200	Greatbatch, Inc.*	10,628
500	Green Plains, Inc.	11,625
700	Hatteras Financial Corp. - REIT	12,845
1,600	HCP, Inc. - REIT	67,776
100	Health Care REIT, Inc. - REIT	7,711
2,700	Health Net, Inc.*	154,845
2,200	HealthSouth Corp.	95,612
174	Henry Schein, Inc.*	24,369

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
2,311	Hershey Co.	$239,836
21,300	Hewlett-Packard Co.	742,092
12,312	Home Depot, Inc.	1,412,802
700	Honeywell International, Inc.	71,946
5,993	Horace Mann Educators Corp.	193,154
2,600	Host Hotels & Resorts, Inc. - REIT	54,600
7,500	Hovnanian Enterprises, Inc. - Class A*[2]	28,050
200	Howard Hughes Corp.*	29,958
5,702	Humana, Inc.	937,295
200	Huntington Ingalls Industries, Inc.	28,266
400	Huntsman Corp.	8,984
16,405	Ingram Micro, Inc. - Class A*[2]	405,368
700	Ingredion, Inc.	57,547
3,100	Insight Enterprises, Inc.*	81,530
600	Integrated Device Technology, Inc.*[2]	12,384
9,100	Intel Corp.	302,575
3,123	International Business Machines Corp.	505,739
1,200	International Paper Co.	67,692
373	Intuit, Inc.	36,416
1,000	Invesco Mortgage Capital, Inc. - REIT	15,970
3,900	Investment Technology Group, Inc.*	87,828
4,700	ION Geophysical Corp.*[2]	10,716
700	Isis Pharmaceuticals, Inc.*[2]	47,992
200	ITT Corp.[2]	8,214
500	John B Sanfilippo & Son, Inc.[2]	18,525
19,230	Johnson & Johnson	1,971,267
100	Jones Lang LaSalle, Inc.	16,125
9,000	JPMorgan Chase & Co.[2]	551,520
600	Kforce, Inc.	14,160
9,615	Kimberly-Clark Corp.	1,054,381
1,600	Kimco Realty Corp. - REIT	42,048
1	Kindred Healthcare, Inc.	15
1,643	Kroger Co.	116,899
7,600	Kulicke & Soffa Industries, Inc.*	121,600
500	L-3 Communications Holdings, Inc.	64,715
1,900	Lam Research Corp.	156,674
100	Lannett Co., Inc.*[2]	6,240
500	LaSalle Hotel Properties - REIT	19,460
1,800	Lattice Semiconductor Corp.*	12,096
6,800	LeapFrog Enterprises, Inc.*[2]	17,476

22

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2015

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
1,500	Lear Corp.	$163,380
500	Lincoln Electric Holdings, Inc.	34,520
1,768	Lockheed Martin Corp.	353,688
1,800	Loral Space & Communications, Inc.*	128,034
167	Lorillard, Inc.	11,426
1,500	Lowe's Cos., Inc.	111,135
1,100	Macquarie Infrastructure Co. LLC	86,471
3,000	Macy's, Inc.	191,160
2,996	Magellan Health, Inc.*	191,954
1,700	Manhattan Associates, Inc.*	84,745
400	Manpowergroup, Inc.[2]	32,184
12,400	Marathon Oil Corp.	345,464
2,300	Marathon Petroleum Corp.[2]	241,500
1,200	Materion Corp.[2]	43,944
7,071	McDonald's Corp.	699,322
2,666	McKesson Corp.	609,714
300	Medifast, Inc.*	9,492
3,100	Medivation, Inc.*[2]	364,343
1,100	Mentor Graphics Corp.	25,806
22,467	Merck & Co., Inc.	1,315,218
7,100	Meritor, Inc.*	101,459
5,600	MetLife, Inc.	284,648
2,700	MFA Financial, Inc. - REIT[2]	21,492
56,725	Microsoft Corp.[2]	2,487,391
4,225	Monster Beverage Corp.*	596,232
1,200	Monster Worldwide, Inc.*	8,064
100	Movado Group, Inc.[2]	2,569
300	MSCI, Inc.	16,833
400	Myriad Genetics, Inc.*1 2	13,628
571	National Oilwell Varco, Inc.	31,034
200	Natus Medical, Inc.*	7,158
5,100	Navient Corp.	109,140
300	NCR Corp.*[2]	8,823
2,800	Nelnet, Inc. - Class A	130,536
8,381	Net 1 UEPS Technologies, Inc.*[2]	114,484
300	Netscout Systems, Inc.*1 2	12,096
316	New Senior Investment Group, Inc. - REIT	5,321
1,400	Newmont Mining Corp.	36,862
4,400	News Corp.*	76,010
2,978	NextEra Energy, Inc.	308,104

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
689	NIKE, Inc. - Class B	$66,916
6,300	Northrop Grumman Corp.	1,043,973
566	Northwest Natural Gas Co.[1]	26,744
13,800	NVIDIA Corp.	304,428
5,300	OmniVision Technologies, Inc.*	142,093
1,000	ON Semiconductor Corp.*	12,750
4,200	Oracle Corp.	184,044
7,700	OraSure Technologies, Inc.*	55,132
500	Orbital ATK, Inc.	33,140
800	Owens-Illinois, Inc.*[2]	20,928
400	Patrick Industries, Inc.*	22,100
13,047	PepsiCo, Inc.	1,291,392
19,889	Pfizer, Inc.	682,590
2,500	PharMerica Corp.*	62,500
5,484	Philip Morris International, Inc.	454,953
342	Pinnacle West Capital Corp.	21,915
700	Piper Jaffray Cos.*	38,325
1,300	PNC Financial Services Group, Inc.	119,548
1,900	Post Properties, Inc. - REIT	108,053
3,100	PPG Industries, Inc.	729,678
300	Primerica, Inc.	15,822
300	PrivateBancorp, Inc.[2]	10,419
28,730	Procter & Gamble Co.[2]	2,445,785
2,600	Prologis, Inc. - REIT	111,046
3,400	Prudential Financial, Inc.	274,890
14,300	Public Service Enterprise Group, Inc.	601,458
500	Public Storage - REIT[2]	98,610
7,600	QEP Resources, Inc.[2]	163,248
3,700	QLogic Corp.*	55,537
3,500	Qorvo, Inc.*[2]	242,900
6,564	QUALCOMM, Inc.[2]	475,956
12,800	Rackspace Hosting, Inc.*	635,776
5,900	Raytheon Co.	641,743
900	Reinsurance Group of America, Inc.	80,379
1,644	Republic Services, Inc.	67,272
700	REX American Resources Corp.*	38,052
1,322	Reynolds American, Inc.	99,970
14,800	Rite Aid Corp.*	118,104
3,200	RLJ Lodging Trust - REIT[2]	101,792
6,362	Royal Gold, Inc.	458,700
2,947	Safety Insurance Group, Inc.	172,400

23

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2015

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
100	Sanmina Corp.*	$2,270
6,500	SciClone Pharmaceuticals, Inc.*[2]	50,115
200	ShoreTel, Inc.*	1,490
138	Sigma-Aldrich Corp.	19,052
1,000	Simon Property Group, Inc. - REIT	190,360
900	Skechers U.S.A., Inc. - Class A*	61,326
5,600	Skyworks Solutions, Inc.[2]	491,400
500	SL Green Realty Corp. - REIT	63,465
800	SM Energy Co.	38,816
1,000	Southwest Airlines Co.[2]	43,240
1,500	Sovran Self Storage, Inc. - REIT	138,030
200	Spansion, Inc. - Class A*	7,216
2,100	Spirit Aerosystems Holdings, Inc. - Class A*	103,341
500	Spirit Airlines, Inc.*	38,890
100	SPX Corp.	8,913
2,100	Stamps.com, Inc.*	117,726
1,100	Staples, Inc.[2]	18,442
1,850	Starbucks Corp.	172,947
1,000	Starwood Property Trust, Inc. - REIT	24,400
1,000	Steel Dynamics, Inc.	18,220
3,406	Stericycle, Inc.*	459,708
3,100	Strategic Hotels & Resorts, Inc. - REIT*	40,672
1,200	Strayer Education, Inc.*	73,044
779	Stryker Corp.	73,810
300	Summit Hotel Properties, Inc. - REIT	3,939
2,000	Super Micro Computer, Inc.*	80,360
13,200	SUPERVALU, Inc.*	130,416
23,371	Symetra Financial Corp.	527,717
100	Synaptics, Inc.*	8,595
553	Target Corp.	42,487
900	Taylor Morrison Home Corp. - Class A*[2]	17,352
600	TCF Financial Corp.[2]	9,414
300	Tech Data Corp.*	17,850
1,200	Terex Corp.[2]	32,892
1,500	Tessera Technologies, Inc.[2]	60,090
3,731	Texas Instruments, Inc.	219,383
1,000	The Geo Group Inc. - REIT	43,150
1,100	Time Warner Cable, Inc.[2]	169,455
5,100	Time Warner, Inc.	417,486

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
500	Timken Co.	$21,240
12,210	Travelers Cos., Inc.	1,311,842
100	Tribune Publishing Co.[2]	2,150
1,400	Tutor Perini Corp.*	32,578
1,100	Union Pacific Corp.[2]	132,286
8,900	United Continental Holdings, Inc.*	580,102
100	United States Steel Corp.	2,395
526	United Technologies Corp.	64,125
1,000	United Therapeutics Corp.*	155,050
9,021	UnitedHealth Group, Inc.	1,025,056
1,594	Universal Corp.[1]	76,369
2,800	Universal Insurance Holdings, Inc.	69,720
13,000	Unum Group	436,280
1,100	USANA Health Sciences, Inc.*[2]	110,011
5,100	Valero Energy Corp.[2]	314,619
3,100	VASCO Data Security International, Inc.*1 2	79,422
1,100	Ventas, Inc. - REIT	81,917
521	Veritiv Corp.*	26,389
6,388	Verizon Communications, Inc.	315,887
2,043	Visa, Inc. - Class A	554,286
200	Visteon Corp.*	20,106
6,700	Vonage Holdings Corp.*[2]	30,418
600	Vornado Realty Trust - REIT	66,024
17,137	Wal-Mart Stores, Inc.[2]	1,438,308
200	Walgreens Boots Alliance, Inc.	16,616
5,879	Walt Disney Co.	611,886
3,958	Waste Management, Inc.	215,632
40,804	Wells Fargo & Co.	2,235,651
3,300	Western Digital Corp.	353,034
2,000	Weyerhaeuser Co. - REIT	70,220
5,700	Whiting Petroleum Corp.*	192,831
764	Xcel Energy, Inc.	26,954
4,200	Yahoo!, Inc.*[2]	185,975
400	Zebra Technologies Corp. - Class A*	36,420
100	Zions Bancorporation[2]	2,674
		83,200,382
	TOTAL COMMON STOCK
	(Cost $197,510,811)	224,024,633

24

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2015

Number of Shares		Value
	MUTUAL FUND – 20.5%
	UNITED STATES – 20.5%
2,696,878	GMO Quality Fund - Class III	$61,974,253

	TOTAL MUTUAL FUND
	(Cost $60,761,083)	61,974,253

	PREFERRED STOCK – 0.6%
	BRAZIL – 0.0%
10,125	Lojas Americanas S.A.	59,528

	GERMANY – 0.6%
1,146	Henkel A.G. & Co. KGaA	135,668
15,963	Porsche Automobil Holding S.E.	1,478,659
		1,614,327
	ITALY – 0.0%
2,254	Unipol Gruppo Finanziario S.p.A.	11,602

	TOTAL PREFERRED STOCK
	(Cost $1,508,707)	1,685,457

Number of Contracts		Value
	PURCHASED OPTIONS – 0.1%
	PURCHASED CALL OPTIONS – 0.0%
	S&P 500 Index
67	Exercise Price: $2,230, Expiration Date: March 20, 2015	1,675
	S&P 500 Index - FLEX
70	Exercise Price: $2,170, Expiration Date: March 2, 2015	—
69	Exercise Price: $2,190, Expiration Date: March 4, 2015	—
68	Exercise Price: $2,205, Expiration Date: March 9, 2015	3
68	Exercise Price: $2,210, Expiration Date: March 11, 2015	9
67	Exercise Price: $2,235, Expiration Date: March 17, 2015	14
67	Exercise Price: $2,240, Expiration Date: March 18, 2015	19
67	Exercise Price: $2,255, Expiration Date: March 23, 2015	29

Number of Contracts		Value
	PURCHASED OPTIONS (Continued)
	PURCHASED CALL OPTIONS (Continued)
67	Exercise Price: $2,247, Expiration Date: March 25, 2015	$106
	S&P 500 Index - Weekly
67	Exercise Price: $2,210, Expiration Date: March 6, 2015	335
67	Exercise Price: $2,230, Expiration Date: March 13, 2015	670
66	Exercise Price: $2,255, Expiration Date: March 27, 2015	2,640
		5,500
	PURCHASED PUT OPTIONS – 0.1%
	iShares MSCI EAFE Index Fund
1,581	Exercise Price: $53, Expiration Date: March 20, 2015	1,581
1,510	Exercise Price: $57, Expiration Date: April 17, 2015	22,650
	iShares MSCI EAFE Index Fund - FLEX
2,245	Exercise Price: $51, Expiration Date: March 4, 2015	—
2,208	Exercise Price: $52, Expiration Date: March 13, 2015	211
1,559	Exercise Price: $55, Expiration Date: March 25, 2015	4,281
1,543	Exercise Price: $55, Expiration Date: April 1, 2015	6,859
1,521	Exercise Price: $56, Expiration Date: April 10, 2015	10,655
1,486	Exercise Price: $58, Expiration Date: April 24, 2015	27,372
	iShares MSCI Emerging Markets Index Fund
1,154	Exercise Price: $34, Expiration Date: March 20, 2015	3,462
1,145	Exercise Price: $35, Expiration Date: April 17, 2015	10,305
	iShares MSCI Emerging Markets Index Fund - FLEX
1,630	Exercise Price: $33, Expiration Date: March 4, 2015	—
1,611	Exercise Price: $33, Expiration Date: March 13, 2015	9
1,143	Exercise Price: $35, Expiration Date: March 25, 2015	1,204
1,142	Exercise Price: $34, Expiration Date: April 1, 2015	2,109

25

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2015

Number of Contracts		Value
	PURCHASED OPTIONS (Continued)
	PURCHASED PUT OPTIONS (Continued)
1,136	Exercise Price: $35, Expiration Date: April 10, 2015	$5,117
1,128	Exercise Price: $36, Expiration Date: April 24, 2015	14,517
	iShares Russell 2000 Index Fund
98	Exercise Price: $98, Expiration Date: March 20, 2015	392
95	Exercise Price: $106, Expiration Date: April 17, 2015	1,995
	iShares Russell 2000 Index Fund - FLEX
98	Exercise Price: $99, Expiration Date: March 4, 2015	—
100	Exercise Price: $98, Expiration Date: March 13, 2015	38
97	Exercise Price: $101, Expiration Date: March 25, 2015	241
97	Exercise Price: $102, Expiration Date: April 1, 2015	524
95	Exercise Price: $106, Expiration Date: April 10, 2015	1,625
93	Exercise Price: $109, Expiration Date: April 24, 2015	4,465
	S&P 500 Index
37	Exercise Price: $1,750, Expiration Date: March 20, 2015	1,295
67	Exercise Price: $1,885, Expiration Date: March 20, 2015	6,700
36	Exercise Price: $1,850, Expiration Date: April 17, 2015	14,580
	S&P 500 Index - FLEX
70	Exercise Price: $1,780, Expiration Date: March 2, 2015	—
37	Exercise Price: $1,750, Expiration Date: March 4, 2015	1
69	Exercise Price: $1,820, Expiration Date: March 4, 2015	4
68	Exercise Price: $1,835, Expiration Date: March 9, 2015	378
68	Exercise Price: $1,845, Expiration Date: March 11, 2015	1,014
67	Exercise Price: $1,885, Expiration Date: March 17, 2015	4,521
67	Exercise Price: $1,895, Expiration Date: March 18, 2015	6,067

Number of Contracts		Value
	PURCHASED OPTIONS (Continued)
	PURCHASED PUT OPTIONS (Continued)
67	Exercise Price: $1,905, Expiration Date: March 23, 2015	$10,841
37	Exercise Price: $1,780, Expiration Date: March 25, 2015	2,794
67	Exercise Price: $1,917, Expiration Date: March 25, 2015	15,127
37	Exercise Price: $1,790, Expiration Date: April 1, 2015	5,259
	S&P 500 Index - Weekly
67	Exercise Price: $1,850, Expiration Date: March 6, 2015	1,005
37	Exercise Price: $1,700, Expiration Date: March 13, 2015	555
67	Exercise Price: $1,885, Expiration Date: March 13, 2015	3,015
66	Exercise Price: $1,915, Expiration Date: March 27, 2015	14,520
36	Exercise Price: $1,850, Expiration Date: April 10, 2015	10,260
36	Exercise Price: $1,885, Expiration Date: April 24, 2015	24,120
		241,668
	TOTAL PURCHASED OPTIONS
	(Cost $1,120,551)	247,168

Number of Shares
	RIGHTS – 0.0%
4,544	Tabcorp Holdings Ltd.*	4,839
5,320	Metsa Board OYJ*	1,084

	TOTAL RIGHTS
	(Cost $—)	5,923

	SHORT-TERM INVESTMENTS – 6.6%
	COLLATERAL POOL INVESTMENTS FOR SECURITIES ON LOAN – 2.9%
	Collateral pool allocation[3]	8,656,595

26

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2015

Number of Shares		Value
	MONEY MARKET FUNDS – 3.7%
11,198,648	JPMorgan Prime Money Market Fund - Agency Shares, 0.01%2 4	$11,198,648

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $19,855,243)	19,855,243

	WARRANT – 0.0%
	HONG KONG – 0.0%
8	Sun Hung Kai Properties Ltd.*	24

	TOTAL WARRANT
	(Cost $—)	24

	TOTAL INVESTMENTS – 102.0%
	(Cost $280,756,395)	307,792,701
	Liabilities less other assets – (2.0)%	(6,042,380)

	TOTAL NET ASSETS – 100.0%	$301,750,321

Number of Contracts
	WRITTEN OPTIONS – (0.7)%
	WRITTEN CALL OPTIONS – (0.6)%
	iShares MSCI EAFE Index Fund
(1,500)	Exercise Price: $66, Expiration Date: March 27, 2015	(102,000)
(1,500)	Exercise Price: $66, Expiration Date: April 2, 2015	(79,500)
(1,150)	Exercise Price: $66, Expiration Date: April 2, 2015	(46,000)
(1,500)	Exercise Price: $65, Expiration Date: April 17, 2015	(181,500)
(1,150)	Exercise Price: $66, Expiration Date: April 17, 2015	(78,200)
(1,500)	Exercise Price: $67, Expiration Date: April 17, 2015	(48,000)
	iShares MSCI Emerging Markets Index Fund
(1,655)	Exercise Price: $42, Expiration Date: March 20, 2015	(21,515)
(860)	Exercise Price: $42, Expiration Date: April 2, 2015	(12,040)

Number of Contracts		Value
	WRITTEN OPTIONS (Continued)
	WRITTEN CALL OPTIONS (Continued)
(1,110)	Exercise Price: $43, Expiration Date: April 17, 2015	$(17,760)
(774)	Exercise Price: $43, Expiration Date: May 15, 2015	(26,316)
	iShares Russell 2000 Index Fund
(95)	Exercise Price: $122, Expiration Date: March 6, 2015	(11,970)
(90)	Exercise Price: $124, Expiration Date: March 13, 2015	(5,580)
(91)	Exercise Price: $123, Expiration Date: March 20, 2015	(13,832)
(95)	Exercise Price: $126, Expiration Date: March 20, 2015	(3,135)
(90)	Exercise Price: $124, Expiration Date: March 31, 2015	(11,970)
(72)	Exercise Price: $127, Expiration Date: April 2, 2015	(3,240)
(95)	Exercise Price: $125, Expiration Date: April 17, 2015	(13,395)
(70)	Exercise Price: $126, Expiration Date: April 17, 2015	(7,700)
	S&P 500 Index
(34)	Exercise Price: $2,105, Expiration Date: March 20, 2015	(68,000)
(67)	Exercise Price: $2,130, Expiration Date: March 20, 2015	(56,950)
(28)	Exercise Price: $2,170, Expiration Date: April 17, 2015	(21,840)
	S&P 500 Index - FLEX
(70)	Exercise Price: $2,070, Expiration Date: March 2, 2015	(241,263)
(69)	Exercise Price: $2,090, Expiration Date: March 4, 2015	(122,753)
(68)	Exercise Price: $2,105, Expiration Date: March 9, 2015	(75,426)
(68)	Exercise Price: $2,110, Expiration Date: March 11, 2015	(69,973)
(67)	Exercise Price: $2,135, Expiration Date: March 17, 2015	(33,135)
(67)	Exercise Price: $2,140, Expiration Date: March 18, 2015	(30,459)
(67)	Exercise Price: $2,150, Expiration Date: March 23, 2015	(28,180)

27

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2015

Number of Contracts		Value
	WRITTEN OPTIONS (Continued)
	WRITTEN CALL OPTIONS (Continued)
(67)	Exercise Price: $2,147, Expiration Date: March 25, 2015	$(38,930)
	S&P 500 Index - Weekly
(67)	Exercise Price: $2,110, Expiration Date: March 6, 2015	(53,265)
(69)	Exercise Price: $2,115, Expiration Date: March 6, 2015	(38,157)
(34)	Exercise Price: $2,125, Expiration Date: March 13, 2015	(20,060)
(67)	Exercise Price: $2,130, Expiration Date: March 13, 2015	(26,800)
(33)	Exercise Price: $2,110, Expiration Date: March 27, 2015	(72,600)
(66)	Exercise Price: $2,150, Expiration Date: March 27, 2015	(38,280)
(33)	Exercise Price: $2,120, Expiration Date: March 31, 2015	(72,600)
(27)	Exercise Price: $2,130, Expiration Date: April 2, 2015	(51,381)
(18)	Exercise Price: $2,150, Expiration Date: April 10, 2015	(22,680)
		(1,866,385)
	WRITTEN PUT OPTIONS – (0.1)%
	S&P 500 Index
(67)	Exercise Price: $1,985, Expiration Date: March 20, 2015	(19,095)
	S&P 500 Index - FLEX
(70)	Exercise Price: $1,880, Expiration Date: March 2, 2015	—
(69)	Exercise Price: $1,920, Expiration Date: March 4, 2015	(20)
(68)	Exercise Price: $1,935, Expiration Date: March 9, 2015	(1,033)
(68)	Exercise Price: $1,945, Expiration Date: March 11, 2015	(2,829)
(67)	Exercise Price: $1,985, Expiration Date: March 17, 2015	(14,474)
(67)	Exercise Price: $1,995, Expiration Date: March 18, 2015	(20,000)
(67)	Exercise Price: $2,010, Expiration Date: March 23, 2015	(36,582)
(67)	Exercise Price: $2,017, Expiration Date: March 25, 2015	(47,002)

	WRITTEN OPTIONS (Continued)
	WRITTEN PUT OPTIONS (Continued)
	S&P 500 Index - Weekly
(67)	Exercise Price: $1,950, Expiration Date: March 6, 2015	$(1,340)
(67)	Exercise Price: $1,985, Expiration Date: March 13, 2015	(8,710)
(66)	Exercise Price: $2,020, Expiration Date: March 27, 2015	(50,490)
		(201,575)
	TOTAL WRITTEN OPTIONS
	(Proceeds $2,254,460)	(2,067,960)

*	Non-income producing security.

[1]	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers. At year end, the aggregate market value of those securities was $8,302,525.

[2]	All or a portion of this security is held as collateral for securities sold short and futures contracts. At year end, the aggregate market value of those securities was $13,324,378.

[3]	Please refer to Note 2, Securities Lending, in the Notes to Financial Statements.

[4]	The rate is the annualized seven-day yield at period end.

ADR – American Depository Receipt

CA – Canada

CO – Colombia

FLEX – Flexible Exchange traded option, representing a customized option contract with negotiated contract terms.

GDR – Global Depository Receipt

PCL – Public Company Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements.

28

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
FUTURES CONTRACTS
As of February 28, 2015

Number of Contracts Long	Description	Expiration Date	Unrealized Appreciation (Depreciation)
175	MSCI Emerging Markets Mini Index	March 2015	$62,064
32	MSCI EAFE Index	March 2015	(7,053)
2	S&P500 Mini Index	March 2015	71,997
			$127,008

See accompanying Notes to the Financial Statements.

29

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SUMMARY OF INVESTMENTS
As of February 28, 2015

Security Type/Sector	Percent of Total Net Assets
Common Stock
Financials	17.2%
Technology	10.1%
Consumer Staples	9.8%
Health Care	9.3%
Consumer Discretionary	8.2%
Communications	7.2%
Industrials	4.1%
Materials	2.9%
Utilities	2.8%
Energy	2.6%
Total Common Stock	74.2%
Mutual Fund	20.5%
Preferred Stock
Consumer Discretionary	0.5%
Consumer Staples	0.1%
Financials	0.0%
Total Preferred Stock	0.6%
Purchased Put Options	0.1%
Purchased Call Options	0.0%
Total Purchases Options	0.1%
Rights	0.0%
Short-Term Investments	6.6%
Warrant	0.0%
Total Investments	102.0%
Liabilities less other assets	(2.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

30

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
For the Year Ended February 28, 2015

ASSETS:
Investments, at value (cost $279,635,844)	$307,545,533
Purchased options outstanding, at value (premiums paid $1,120,551)	247,168
Cash	3,961,260
Foreign currency, at value (cost $478,855)	473,485
Deposits at Brokers for Futures	483,007
Receivables:
Investments sold	11,185,273
Fund shares sold	452,855
Dividends and interest	403,165
Variation margin	127,008
Other prepaid expenses	57,725
Total assets	324,936,479

LIABILITIES:
Written options outstanding, at value (premiums received $2,254,460)	2,067,960
Payables:
Investments purchased	11,790,525
Return of securities lending collateral	8,656,595
Fund shares redeemed	70,030
Due to Adviser	212,219
Accrued custody fees	148,925
Accrued fund accounting fees	39,584
Accrued administrative servicing fees	22,434
Accrued Trustees' fees	13,224
Accrued fund administration fees	10,884
Accrued registration fees	10,521
Accrued transfer agent fees and expenses	6,732
Accrued Chief Compliance Officer fees	3,689
Accrued other expenses	132,836
Total liabilities	23,186,158

NET ASSETS	$301,750,321

NET ASSETS CONSIST OF:
Capital (unlimited shares authorized, no par value)	$273,133,340
Distributions in excess of net investment income	(449,285)
Accumulated net realized gain on investments	1,734,138
Net unrealized appreciation (depreciation) on:
Investments	27,909,689
Foreign currency	(17,686)
Futures contracts	127,008
Purchased options	(873,383)
Written options	186,500
NET ASSETS	$301,750,321

ADVISOR SHARES:
Net assets applicable to outstanding shares	$301,750,321
Shares issued and outstanding	26,166,934
Net asset value per share	$11.53

See accompanying Notes to Financial Statements.

31

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
STATEMENT OF OPERATIONS
For the Year Ended February 28, 2015

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $252,386)	$5,184,322
Securities lending income	40,772
Miscellaneous Income	2,020
Total investment income	5,227,114

EXPENSES:
Advisory fees	2,987,005
Custody fees	269,682
Legal fees	128,952
Administrative services fees	239,942
Fund administration fees	122,138
Trustees' fees and expenses	95,917
Fund accounting fees	95,011
Chief Compliance Officer fees	66,015
Audit fees	52,984
Transfer agent fees and expenses	50,827
Registration fees	46,758
Insurance fees	22,028
Shareholder reporting fees	14,568
Offering costs	10,951
Miscellaneous	131,564
Total expenses	4,334,342
Net investment income	892,772

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	7,937,010
Foreign currency translations	(208,267)
Futures contracts	1,496,389
Purchased options	(1,020,775)
Written options	(3,854,672)
Total net realized gain	4,349,685
Net change in unrealized appreciation (depreciation) on:
Investments	5,048,097
Foreign currency translations	(23,285)
Futures contracts	448,212
Purchased options	(60,967)
Written options	1,501,500
Total net change in unrealized appreciation	6,913,557
Net realized and unrealized gain	11,263,242
Net Increase in Net Assets from Operations	$12,156,014

See accompanying Notes to Financial Statements.

32

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
STATEMENTS OF CHANGES

	Year Ended February 28, 2015	Period Ended February 28, 2014*
INCREASE IN NET ASSETS FROM:
Operations:
Net investment income (loss)	$892,772	$(79,900)
Net realized gain (loss) on investments and foreign currency	4,349,685	(2,745,815)
Net change in unrealized appreciation on investments and foreign currency	6,913,557	20,418,571
Net increase in net assets resulting from operations	12,156,014	17,592,856

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Advisor Shares	(721,294)	(420,776)
Total distributions to shareholders	(721,294)	(420,776)

CAPITAL SHARE TRANSACTIONS:
Advisor Shares:
Shares sold	109,441,445	202,414,393
Shares issued for reinvestment of distributions	671,858	381,544
Shares redeemed	(22,100,408)	(17,765,311)
Net increase from capital share transactions	88,012,895	185,030,626

Total increase in net assets	99,447,615	202,202,706

NET ASSETS:
Beginning of period	202,302,706	100,000
End of period	$301,750,321	$202,302,706

Distributions in excess of net investment income	$(447,962)	$(495,396)

TRANSACTIONS IN SHARES:
Advisor Shares:
Shares sold	9,677,616	20,010,329
Shares issued for reinvestment of distributions	60,041	34,940
Shares redeemed	(1,955,961)	(1,670,031)
Net increase	7,781,696	18,375,238

*	Commenced operations as of the close of business on April 4, 2013.

See accompanying Notes to Financial Statements.

33

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
FINANCIAL HIGHLIGHTS
Per share income and capital changes for a share outstanding throughout each period.

	Year Ended February 28, 2015	Period Ended February 28, 2014*
Net asset value, beginning of period	$11.00	$10.00

Income from Investment Operations:
Net investment income	0.04	—	(1)
Net realized and unrealized gain on investments and foreign currency	0.52	1.02
Total from investment operations	0.56	1.02

Less Distributions:
From net investment income	(0.03)	(0.02)
Total distributions	(0.03)	(0.02)

Net asset value, end of period	$11.53	$11.00

Total return	5.01%	10.24	%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$301,750	$202,303
Ratios (as a percentage of average daily net assets):
Expenses	1.81%	2.20	%(3)
Net investment income (loss)	0.37%	(0.05%	)(3)
Portfolio turnover rate	101%	43	%(2)

*	Commenced operations as of the close of business on April 4, 2013.

(1)	Rounds to less than (0.005).

(2)	Not annualized.

(3)	Annualized.

See accompanying Notes to Financial Statements.

34

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
February 28, 2015

1.	ORGANIZATION

Aspiriant Risk-Managed Global Equity Fund (the “Fund”) is a series of Aspiriant Trust (the “Trust”), which was organized on November 22, 2011, as a statutory trust under the laws of the State of Delaware. The Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The investment objective of the Fund is to achieve long-term capital appreciation while considering federal tax implications of investment decisions. Under normal circumstances, the Fund seeks to achieve its investment goal by investing at least 80% of its net assets in the equity securities in companies of any market capitalization. The Fund holds a broad and diverse group of equity securities of companies in countries in developed and emerging markets. The Fund also invests in securities that provide exposure to equity securities.

Aspiriant, LLC (the “Adviser”) serves as the investment adviser to the Fund. The Board of Trustees of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Fund, including the Adviser and sub-advisers.
The Fund has established two classes of shares: Advisor Shares and Institutional Shares. Only Advisor Shares have been offered and issued to date.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(a)	Securities Valuations

Securities are valued at market value as of the close of trading (generally 4:00 p.m. Eastern time) on each business day when the New York Stock Exchange (“NYSE”) is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by NASDAQ®. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ®. Stock options and stock index options traded on national securities exchanges or on NASDAQ® are valued at the mean between the latest bid and asked prices for such options. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board. Debt securities that mature in less than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day before maturity, if their original term to maturity exceeded 60 days.

In the case of certain foreign securities, the local exchange close occurs at various times before the close of the NYSE. Therefore, foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local close prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates its net asset value (“NAV”). Foreign currency exchange rates are generally determined at the close of the NYSE.

35

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2015

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(a)	Securities Valuations (Continued)

Futures are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.
Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value.
The Board oversees the Trust’s Valuation Committee, whose actions are reported to the Board at least quarterly and more frequently, if appropriate.

(b)	Derivatives

Enhanced disclosure about the Fund’s derivative and hedging activities can be found in Note 6.

i.	Written Options

The Fund may write call options on a portion of its stock holdings in an effort to enhance returns with premiums received in connection with its option writing activity. The Fund may also write call or put options in conjunction with purchasing call or put options to enhance returns. Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The premium amount and the number of option contracts written by the Fund during the ended February 28, 2015, were as follows:

Written Options	Number of Contracts	Premium Amount
Call options outstanding at March 1, 2014	12,536	$1,551,522
Put options outstanding at March 1, 2014	989	650,758
Call options written	107,072	15,836,016
Put options written	13,499	9,885,734
Call options closed	(105,125)	(15,799,134)
Put options closed	(13,678)	(9,870,436)
Options outstanding at February 28, 2015	15,293	$2,254,460

36

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2015

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Derivatives (Continued)

ii.	Purchased Options

The Fund may purchase index put options below the current value of the applicable index to reduce the Fund’s exposure to market risk and volatility. Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

The average number of purchased options contracts outstanding during the year ended February 28, 2015, which is indicative of the volume of this derivative type, was 28,588 contracts.

iii.	Stock Index Futures

The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities and to equitize their cashflows. Investments in stock index futures may increase or decrease exposure to a particular market. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.

For the year ended February 28, 2015, the monthly average volume of futures contracts was 245 contracts. For the year ended February 28, 2015, the total number of futures contracts entered into was 2,936 contracts.

37

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2015

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)	Fair Value Measurements and Disclosures

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads, cash collateral received as part of the securities lending program, and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used, as of February 28, 2015, in valuing the Fund’s assets:

Assets	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$4,020,516	$—	$4,020,516
Austria	—	149,228	—	149,228
Belgium	—	1,423,593	—	1,423,593
Bermuda	4,634,330	1,100,002	—	5,734,332
Brazil	4,122,900	—	—	4,122,900
Canada	10,369,794	—	—	10,369,794
Cayman Islands	188,372	664,475	—	852,847
Chile	2,630,195	—	—	2,630,195
China	639,676	364,269	—	1,003,945
Curacao	123,234	—	—	123,234
Denmark	68,074	1,486,638	—	1,554,712
Faroe Islands	—	36,182	—	36,182
Finland	—	1,193,486	—	1,193,486
France	27,362	7,288,180	—	7,315,542
Germany	41,757	5,764,134	—	5,805,891
Guernsey	1,731,765	12,325	—	1,744,090
Hong Kong	1,547,788	3,587,131	—	5,134,919
India	543,085	—	—	543,085
Indonesia	191,134	1,156,145	—	1,347,279
Ireland	718,275	124,149	—	842,424
Isle of Man	—	154,160	—	154,160
Israel	721,663	115,833	—	837,496
Italy	—	1,222,318	—	1,222,318
Japan	434,741	22,571,996	—	23,006,737
Jersey	133,103	359,647	—	492,750

38

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2015

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)	Fair Value Measurements and Disclosures (Continued)

Assets	Level 1	Level 2	Level 3	Level 4
Common Stock (Continued)
Liberia	$259,828	$—	$—	$259,828
Luxembourg	113,908	—	—	113,908
Malaysia	—	4,591,140	—	4,591,140
Malta	—	80,151	—	80,151
Mexico	1,820,450	—	—	1,820,450
Netherlands	936,419	1,993,532	—	2,929,951
Norway	—	194,349	—	194,349
Philippines	286,114	—	—	286,114
Poland	—	1,260,622	—	1,260,622
Puerto Rico	120,785	—	—	120,785
Singapore	1,245,258	1,050,716	—	2,295,974
South Africa	390,835	4,650,567	—	5,041,402
South Korea	254,922	3,828,569	—	4,083,491
Spain	—	1,925,839	—	1,925,839
Sweden	—	2,294,420	—	2,294,420
Switzerland	3,904,735	5,843,061	—	9,747,796
Taiwan	1,637,074	3,441,953	—	5,079,027
Thailand	—	1,265,607	—	1,265,607
Turkey	—	646,034	—	646,034
United Kingdom	1,153,881	13,971,827	—	15,125,708
United States	83,200,383	—	—	83,200,383
Mutual Fund	61,974,253	—	—	61,974,253
Preferred Stock
Brazil	59,528	—	—	59,528
Germany	—	1,614,327	—	1,614,327
Italy	—	11,602	—	11,602
Purchased Call Options	5,320	180	—	5,500
Purchased Put Options	116,435	125,233	—	241,668
Rights	5,923	—	—	5,923
Short-Term Investments	11,198,648	8,656,595	—	19,855,243
Warrants	—	24	—	24
Total Assets	$197,551,946	$110,240,755	$—	$307,792,701

39

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2015

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)	Fair Value Measurements and Disclosures (Continued)

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$(1,226,266)	$(640,119)	$—	$(1,866,385)
Written Put Options	(79,635)	(121,940)	—	(201,575)
Total Liabilities	$(1,305,901)	$(762,059)	$—	$(2,067,960)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts	$127,008	$—	$—	$127,008

As of February 28, 2015, the Fund did not hold any Level 3 securities. Transfers into and out of all Levels are represented by their balances as of the end of the reporting period. For the year ended February 28, 2015, there were no transfers among levels.

(d)	Security Transactions and Related Investment Income

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums using the effective interest model. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

(e)	Foreign Currency and Risk

i.	Assets and liabilities — at the closing rate of exchange as of 4:00 p.m. Eastern time on February 28, 2015.

ii.	Purchases and sales of investment securities, income and expenses are recorded at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the net realized and unrealized gain (loss) on investments on the Statement of Operations.

Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rate.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks.

40

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2015

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(f)	Securities Lending

The Fund participates in a securities lending program, providing for the lending of U.S. and global equity securities to qualified brokers. The Fund receives cash as collateral in return for the securities and records a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities loaned. Investment transactions, including securities on loan and the related collateral, are recorded on a trade date basis. The Fund’s securities on loan were appropriately collateralized at February 28, 2015. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates), and money market funds. The valuation of collateral is discussed in “Securities Valuations” in Note 2 of the Notes to the Financial Statements. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund also is subject to the risks associated with the investments of cash collateral received from the borrower.

Cash collateral received as part of the securities lending program was invested in the following securities as of February 28, 2015:

Description	Value
Repurchase Agreement with Barclays Capital, 0.05%	$5,787,083
Fidelity Institutional Money Market Fund, 0.11%*	500,000
Repurchase Agreement with Morgan Stanley, 0.07%	1,000,000
Repurchase Agreement with Natixis, New York, 0.13%	1,000,000
$8,287,083

*	The rate shown is the annualized 7-day yield as of February 28, 2015.

As of February 28, 2015, the Fund held non-cash collateral in the amount of $369,512 which consisted of U.S. Treasury Securities.

The Fund pays a portion of net revenue from securities lending to JPMorgan Chase Bank, N.A (“JPM”) for its services as the securities lending agent. The securities lending income as shown in the Statement of Operations is net of these expenses. For the year ended February 28, 2015, the Fund paid $17,467 to JPM from securities lending revenue.

(g)	Distributions to Shareholders

The Fund intends to make annual distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. The Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. U.S. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

41

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2015

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(h)	Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund believes that the estimates utilized in preparing the financial statements are reasonable and prudent, however, actual results could differ from these estimates.

(i)	Guarantees and Indemnifications

In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

(j)	Federal Income Taxes

The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore no federal income tax provision is required.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax return to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze all open tax years for all major jurisdictions, which the Fund considers to be its federal income tax filings. The open tax years include the current year plus the prior three tax years, or all years if the Fund has been in existence for less than three years. As of and during the year ended February 28, 2015, the Fund did not record a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

42

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2015

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICES PROVIDERS

(a)	Investment Advisory Fees

The Adviser provides investment advisory services to the Fund pursuant to the terms of an investment advisory agreement between the Adviser and the Trust. In consideration for such services, the Fund will pay the Adviser a fee at an annual rate of 0.95% based on the average daily net assets, computed and accrued daily and paid monthly in arrears. Pursuant to an administrative services agreement with the Trust, the Adviser is entitled to a fee at an annual rate of 0.10% based on the average daily net assets, computed and accrued daily and paid monthly in arrears, for providing administrative services to the Fund that include the selection and monitoring of investment sub-advisers, negotiation of investment sub-advisory agreements, data gathering regarding investments, liaison with outside service providers such as the administrator, transfer agent, custodian, auditors and accountants, creation of investor communications, and other such activities.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (“Expense Limitation Agreement”) under which the Adviser has agreed to pay or absorb the ordinary operating expenses of the Fund (which exclude any acquired fund fees and expenses, interest expenses, taxes, brokerage commissions, dividend costs relating to short sales and extraordinary expenses of the Fund) to the extent necessary to limit the annualized operating expenses of the Advisor Shares to 2.25% of the Fund’s average daily net asset value attributable to the Advisor Shares (the “Expense Limitation”). In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund will carry forward the amount of expenses paid or absorbed in excess of the Expense Limitation for a period not to exceed two years from the end of the fiscal year in which they were incurred and will reimburse the Adviser such amounts, but only to the extent it does not cause the Fund’s ordinary operating expenses to exceed the Expense Limitation in effect at the time of reimbursement. As of February 28, 2015, there were no amounts waived or assumed that are subject for recoupment by Adviser.

Since the organization of the Fund, offering expenses of $113,967 have been paid on behalf of the Fund by the Adviser and were amortized to expense over twelve months on a straight-line basis beginning on the date the Fund commenced operations, April 4, 2013. During the year ended February 28, 2015, $10,951 of the total offering expenses were amortized to expense. As of the year ended February 28, 2015, the Adviser has recouped all offering expenses paid on behalf of the Fund.

(b)	Sub-Advisory Fees

AQR Capital Management, LLC (“AQR”) serves as the sub-adviser for a portion of the Fund’s equity strategy. Parametric Risk Advisors LLC (“PRA”) serves as the sub-adviser for the options overlay strategy of the Fund. Aperio Group, LLC (“Aperio”) serves as the sub-adviser for a portion of the Fund’s equity strategy. The Adviser pays a portion of its advisory fee to AQR, PRA and Aperio for sub-advisory services they provide to the Fund.

(c)	Custodian Fees

JPM serves as custodian of the Trust’s assets and is responsible for maintaining custody of the Fund’s cash and investments and retaining sub-custodians, including in connection with the custody of foreign securities. Cash held by the custodian, the amount of which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits.

(d)	Fund Accounting Fees

JPM also serves as the Trust’s fund accounting agent.

43

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2015

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICES PROVIDERS (Continued)

(e)	Administration Fees

UMB Fund Services, Inc. (“UMBFS”) serves as the Trust’s administrator and provides various administrative services necessary for the operations of the Trust including facilitating general fund management; monitoring fund compliance with federal and state regulations; supervising the maintenance of the fund’s general ledger, the preparation of the fund’s financial statements, the payment of dividends and other distributions to shareholders; and preparing specified financial, tax, and other reports.

(f)	Transfer Agent Fees

UMBFS also serves as a Trust’s Transfer Agent and dividend disbursing agent.

(g)	Trustees’ Fees

Certain Trustees and officers of the Trust are officers of the Adviser. Each Trustee, other than those affiliated with the Adviser, receives an annual retainer of $25,000, plus reimbursement of related expenses. In addition, the audit committee chair receives an annual retainer of $5,000.

4.	INVESTMENT TRANSACTIONS

For the year ended February 28, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $307,976,044 and $222,876,806, respectively.

5.	FEDERAL TAX INFORMATION

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions. During the year ended February 28, 2015, the Fund utilized $3,487,360 of its capital loss carryover.

As of February 28, 2015 the Fund had $189,121 of qualified late-year ordinary losses, which are deferred until fiscal year 2016 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year, are deemed to arise on the first day of the Fund’s next taxable year.

At February 28, 2015, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$280,996,140

Gross unrealized appreciation	$32,356,026
Gross unrealized depreciation	(5,559,465)

Net unrealized appreciation on investments	$26,796,561

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

44

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2015

5.	FEDERAL TAX INFORMATION (Continued)

U.S. GAAP requires that certain components of the net assets be reclassified between financial and tax reporting. Theses reclassifications have no effect on net assets or net asset value per share. For the year ended February 28, 2015, permanent differences in book and tax accounting have been reclassified to undistributed net investment income and accumulated net realized loss as follows:

Increase (Decrease)
Paid in Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$—	$(125,367)	$125,367

As of February 28, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$9,610
Undistributed long-term capital gains	2,152,340
Accumulated earnings	2,161,950
Accumulated capital and other losses	(288,525)
Unrealized appreciation on investments	26,796,561
Unrealized depreciation on futures contracts, foreign currency translations and written options	(53,005)
Total accumulated earnings/(deficit)	$28,616,981

The tax character of the distributions paid during the year or periods ended February 28, 2015 and 2014 were as follows:

	2015	2014
Distributions paid from:
Ordinary Income	$721,294	$420,776
Net long term capital gains	—	—
Total taxable distributions	721,294	420,776
Total distributions paid	$721,294	$420,776

45

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2015

6.	OTHER DERIVATIVE INFORMATION

(a)	Derivative Investment Holdings Categorized by Risk Exposure

The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Fund’s derivative contracts by primary risk exposure as of February 28, 2015:

	Asset derivatives		Liability derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair value	Statement of Assets and Liabilities location	Fair Value
Equity price risk*	Purchased options outstanding, at value	$247,168	Written options outstanding, at value	$2,067,960
Variation margin		127,008

*	Includes cumulative appreciation (depreciation) of options contracts shown in the Schedule of Investments.

For the period March 1, 2014 through February 28, 2015, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

	Statement of Operations
Risk exposure category	Derivative Instrument	Realized gain (loss) on derivatives recognized in income	Change in unrealized appreciation (depreciation) on derivatives recognized in income
Equity price risk	Purchased Options	$(1,020,775)	$(60,967)
Equity price risk	Written Options	(3,854,672)	1,501,500
Equity price risk	Futures Contracts	1,496,389	448,212

(b)	Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. As of February 28, 2015, the Fund did not hold any financial or derivative instruments that are offset or subject to enforceable master netting agreements (or related arrangements).

7.	SUBSEQUENT EVENTS

Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no subsequent events that required adjustment to our disclosure in the financial statements except for the following:

The Adviser has reached an agreement with Equity Investment Corporation (“EIC”) to serve as an additional sub-adviser to the Fund. Effective March 27, 2015, EIC commenced investment of a portion of the Fund’s equity strategy.

46

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
 Aspiriant Risk-Managed Global Equity Fund of the Aspiriant Trust:

We have audited the accompanying statement of assets and liabilities of the Aspiriant Risk-Managed Global Equity Fund (the “Fund”), including the schedule of investments, as of February 28, 2015, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and the period April 4, 2013 to February 28, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of February 28, 2015, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and the period April 4, 2013 to February 28, 2014, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Milwaukee, WI
 April 29, 2015

47

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
OTHER INFORMATION
February 28, 2015 (Unaudited)

APPROVAL OF SUB-ADVISORY AGREEMENT - Aperio Group, LLC

At meetings held on October 30, 2014 and February 5, 2015, the Board of Trustees of Aspiriant Trust (the “Trust”) considered the approval of the Trust’s sub-advisory agreement between Aspiriant, LLC (the “Adviser”), on behalf of Aspiriant Risk-Managed Global Equity Fund (the “Fund”), and Aperio Group, LLC (“Aperio”).

After its initial two-year term, the agreement must be approved annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the agreement or “interested persons” of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to continue the agreement for an additional one-year term. In preparation for such meetings, the Board will request and review a wide variety of information from the Adviser and Aperio.

Prior to and at the meetings at which the Trustees considered the agreement, the Trustees reviewed materials from the Adviser and Aperio to help the Trustees evaluate the proposed fee and other aspects of the agreement. Representatives from Aperio provided an overview of its advisory business and discussed its investment personnel, investment processes, and investment experience. The Board discussed the written materials, the oral presentations, and any other relevant information that the Board received, and considered the approval of the agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling, or determinative of its decision.

Based on the Trustees’ deliberations and evaluation of the information they received, the Trustees approved the agreement for an initial term of two years.

Nature, Extent, and Quality of Services

In considering the nature, extent, and quality of the services proposed to be provided by Aperio, the Board reviewed the services to be provided and the qualifications and backgrounds of the portfolio managers proposed to be responsible for managing the Fund.  The Board also reviewed information set forth in Aperio's Form ADV, which provides information about the firm, its management, and its business activities and affiliations.  The Board considered the professional experience and qualifications of Aperio's senior management and key professional personnel, including those individuals responsible for portfolio management.  The Board also considered Aperio's operational capabilities and resources and its experience in managing investment portfolios.  Based on its review, within the context of its full deliberations, the Board determined that it was satisfied with the nature, extent, and quality of services to be provided to the Fund by Aperio.

Performance

In connection with the assessment of Aperio's ability to perform its duties under the Agreement, the Board considered the sufficiency of its resources.  The Board concluded that Aperio had the financial resources necessary to perform its obligations under the Agreement.  The Board heard an overview of Aperio's investment philosophy, the proposed portfolio construction of the assets of the Fund to be allocated to Aperio, and the investment techniques to be employed.  The Board also reviewed Aperio's investment performance with respect to the strategies proposed to be used in managing the Fund.

48

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
OTHER INFORMATION (Continued)
February 28, 2015 (Unaudited)

APPROVAL OF SUB-ADVISORY AGREEMENT - Aperio Group, LLC (Continued)

Cost of Services

The Board considered the cost of the services to be provided by Aperio and reviewed the fee to be paid pursuant to the Agreement.  In addition, the Board discussed the fee arrangement between the Adviser and Aperio, noting that the Adviser would pay Aperio out of the advisory fee it receives from the Fund. The Board also reviewed information regarding advisory fees of comparable funds and evaluated the proposed fee arrangement in light of this information and the factors that judicial decisions have specified as pertinent generally.  The Board also considered the Adviser's contractual arrangement with the Fund to waive a portion of its advisory fee and/or reimburse expenses in an effort to control the expense ratios of the Fund, if necessary.  Based on its review, within the context of its full deliberations, the Board determined that the fee proposed to be paid to Aperio was fair and reasonable.

Economies of Scale

While the fee to be paid to Aperio includes breakpoints, the Board recognized that an analysis of economies of scale was more appropriate in the context of the Board's consideration of the Fund's advisory agreement with the Adviser.

APPROVAL OF SUB-ADVISORY AGREEMENT - Equity Investment Corporation

At a meeting held on February 5, 2015, the Board of Trustees of the Trust considered the approval of the Trust’s sub-advisory agreement between the Adviser, on behalf of the Fund, and Equity Investment Corporation (“EIC”).

After its initial two-year term, the agreement must be approved annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the agreement or “interested persons” of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to continue the agreement for an additional one-year term. In preparation for such meetings, the Board will request and review a wide variety of information from the Adviser and EIC.

Prior to and at the meeting at which the Trustees considered the agreement, the Trustees reviewed materials from the Adviser and EIC to help the Trustees evaluate the proposed fee and other aspects of the agreement. Representatives from EIC provided an overview of its advisory business and discussed its investment personnel, investment processes, and investment experience. The Board discussed the written materials, the oral presentations, and any other relevant information that the Board received, and considered the approval of the agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling, or determinative of its decision.

Based on the Trustees’ deliberations and evaluation of the information they received, the Trustees approved the agreement.

49

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
OTHER INFORMATION (Continued)
February 28, 2015 (Unaudited)

APPROVAL OF SUB-ADVISORY AGREEMENT - Equity Investment Corporation (Continued)

Nature, Extent, and Quality of Services

In considering the nature, extent, and quality of the services provided by EIC to the Fund, the Board reviewed, among other things, EIC’s personnel, experience, and compliance program. The Board considered the background and experience of EIC’s senior management and the qualifications, backgrounds, and responsibilities of the portfolio managers responsible for the day-to-day management of the Fund. The Board also reviewed information pertaining to EIC’s organizational structure, investment operations, and other relevant information, including information relating to the financial condition of EIC to determine whether adequate resources were available to provide a high level of service to the Fund. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent and quality of the services to be provided to the Fund by EIC.

Performance

The Board reviewed the investment performance of EIC with respect to its other accounts and further discussed its expertise in managing investment pools, including mutual funds. The Board concluded that, within the context of it full deliberations, the Fund should be in a position to benefit from that expertise and receive high quality services.

Cost of Services

The Board reviewed the proposed sub-advisory fee and comparative information. The Board noted that the Adviser would be responsible for paying EIC out of the advisory fee it receives from the Fund. The Board concluded that the proposed fee was fair and reasonable in light of the extent and quality of services that the Fund expects to receive.

Economies of Scale

The Board considered the potential for economies of scale and noted that EIC’s fee schedule includes breakpoints.

50

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
OTHER INFORMATION (Continued)
February 28, 2015 (Unaudited)

QUALIFIED DIVIDEND INCOME

For the year ended February 28, 2015, 100% of the dividends paid from net investment income, including short-term capital gains (if any), are designated as qualified dividend income.

CORPORATE DIVIDENDS RECEIVED DEDUCTION

Dividends paid by the Fund as of February 28, 2015, which are not designated as capital gain distributions, should be multiplied by 100% to arrive at the net amount eligible for the corporate dividend received deduction.

PROXY VOTING POLICIES AND PROCEDURES

For a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 1-877-997-9971 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov as well as the Fund’s website at www.aspiriantfunds.com.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, upon request, by calling 1-877-997-9971 or by accessing the website of the U.S. Securities and Exchange Commission.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund files complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

51

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
EXPENSE EXAMPLE
February 28, 2015 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. The following Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2014 to February 28, 2015.

ACTUAL EXPENSES

The first line of the following table titled “Actual” provides information about actual account value and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table titled “Hypothetical” provides information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in a Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Annualized Expense Ratio	Expense Paid During the Period from September 1, 2014 to February 28, 2015
Actual	$1,000.00	$978.10	1.67%	$8.19
Hypothetical	$1,000.00	$1,016.72	1.67%	$8.35

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 184/365 (to reflect the half-year period)

52

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
TRUSTEES AND OFFICERS
February 28, 2015 (Unaudited)

Set forth below are the names, ages, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer of the Trust. The business address of each Trustee and officer is 11100 Santa Monica Blvd, Suite 600, Los Angeles, CA 90025.

Independent Trustees
Name and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Michael D. Le Roy Age 67	Trustee	Indefinite; since 2012	Principal, Crown Capital Advisors LLC (2000-present)	1	Advisors Series Trust (12/08-11/10); BB Funds (12/08-5/09); Bjurman, Barry Funds (1/04-10/08)
Robert D. Taylor Age 53	Trustee	Indefinite; since 2012	Partner, Centinela Capital Partners, LLC (2006-present)	1	None
Karyn Williams Age 49	Trustee	Indefinite; since 2012	Head of Insurance Investments, Farmers Insurance Group (2013-present); Institutional Investment Consultant, Wilshire Associates Incorporated (2001-2013)	1	None

The Statement of Additional Information (SAI) includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling toll-free 1-877-997-9971.

53

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
TRUSTEES AND OFFICERS (Continued)
February 28, 2015 (Unaudited)

Interested Trustees and Officers
Name and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Robert J. Francais* Age 48	Trustee/President	Indefinite; since 2012	Chief Executive Officer, Aspiriant, LLC (2010-present); Chief Operating Officer, Aspiriant, LLC (2008-2009)	1	None
Robert M. Wagman* Age 63	Trustee/Chairman	Indefinite; since 2013	Managing Director of Investment Management Services, Aspiriant, LLC (2013-present)	1	None
John Allen Age 44	Vice President	Indefinite; since 2014	Chief Investment Officer, Aspiriant, LLC (2014-present); Client Relationship Manager, Grantham, Mayo, Van Otterloo (2009-2014)	n/a	n/a
Michael H. Kossman Age 50	Vice President	Indefinite; since 2012	Chief Operating Officer (2012 -present), Chief Compliance Officer (2008-present), Chief Financial Officer (2008-2012), Aspiriant, LLC	n/a	n/a
Bret Magpiong Age 51	Treasurer, Principal Financial Officer, Secretary	Indefinite; since 2015	Chief Financial Officer (2012-present), Aspiriant, LLC; Chief Personal Financial Officer (2009-2011), SASCO	n/a	n/a
Jay Haas Age 44	Chief Compliance Officer, Anti-Money Laundering Officer	Indefinite; since 2014	Director, Cipperman Compliance Services (2014-present); Manager, The Vanguard Group, Inc (2006-2014)	n/a	n/a

*	Mr. Francais and Mr. Wagman are “interested persons” of the Trust as defined in the 1940 Act because they are employees of the Adviser.

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

A series of Aspiriant Trust

Advisor Shares (Ticker RMEAX)

INVESTMENT ADVISER
Aspiriant, LLC
11100 Santa Monica Blvd., Suite 600
 Los Angeles, CA 90025

SUB-ADVISERS
AQR Capital Management, LLC
Two Greenwich Plaza, 3rd Floor
 Greenwich, CT 06830

Parametric Risk Advisors
274 Riverside Avenue
 Westport, CT 06880

Aperio Group, LLC
Three Harbor Drive, Suite 315
 Sausalito, CA 94965

AUDITORS
Deloitte & Touche LLP
555 East Wells Street
 Milwaukee, WI 53202

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2020 K Street, NW
 Washington, DC 20006

CUSTODIAN
JPMorgan Chase Bank, N.A.
Seaport Center, 70 Fargo Street
 Boston, MA 02210-1950

DISTRIBUTOR
UMB Distribution Services, LLC
235 West Galena Street
 Milwaukee, WI 53212

TRANSFER AGENT
UMB Fund Services, Inc.
235 West Galena Street
 Milwaukee, WI 53212

Item 2.  Code of Ethics

The Registrant has adopted a code of ethics (the “Code”), as that term is defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer.  A copy of the Code is attached as an exhibit.  There were no amendments to the Code or waivers from the provisions of the Code.

Item 3.  Audit Committee Financial Expert

The Registrant’s board has determined that Mr. Michael D. LeRoy possess the technical attributes to qualify as an “audit committee financial expert” serving on the Registrant’s audit committee and designated Mr. LeRoy as “audit committee financial expert.”  Mr. LeRoy is independent under the standards set forth in Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services

The aggregate fees billed for professional services by the principal accountant during the Registrant’s last two fiscal years are as follows:

(a) Audit Fees for Registrant.

Fiscal year ended February 28, 2014	$44,000
Fiscal year ended February 28, 2015	$45,300

(b) Audit-Related Fees for Registrant. These fees were billed by the Registrant’s independent auditors for assurance and related services that were reasonably related to the performance of the audit of the Registrant’s financial statements.

Fiscal year ended February 28, 2014	None
Fiscal year ended February 28, 2015	None

(c) Tax Fees for Registrant. These fees were billed for professional services rendered by the Registrant’s independent auditors for tax compliance, tax advice, and tax planning.

Fiscal year ended February 28, 2014	$8,000
Fiscal year ended February 28, 2015	$8,200

(d) All Other Fees.

Fiscal year ended February 28, 2014	None
Fiscal year ended February 28, 2015	None

The aggregate fees billed for the past two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

Fiscal year ended February 28, 2014	None
Fiscal year ended February 28, 2015	None

(e) Audit Committee’s pre-approval policies and procedures.

(1) The Audit Committee has adopted pre-approval policies and procedures that require the Audit Committee to pre-approve all audit and non-audit services of the Registrant, including services provided to the Registrant’s investment adviser or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant with respect to any engagement that directly relates to the operations and financial reporting of the Registrant.

(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X: 100% of these fees were approved by the Audit Committee as required pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(b) Not applicable.
(c) Not applicable.
(d) Not applicable.

(f) None.

(g) Non-Audit Fees Billed for Registrant

None.

(h) Not applicable.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-end Management Investment Companies

Not applicable to open-end investment companies.

Item 9.  Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders

No material changes to report.

Item 11.  Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits

(a)	(1)	Code of Ethics as required by Item 2. Filed herewith.

(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Aspiriant Trust

By	/s/ Robert J. Francais
Title	Robert J. Francais, President

Date	April 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert J. Francais
Title	Robert J. Francais, President

Date	April 30, 2015

By	/s/ Brad Magpiong
Title	Brad Magpiong, Treasurer and Principal Financial Officer

Date	April 30, 2015